                                           AHA INVESTMENT FUNDS, INC.

                                           Annual Report to Shareholders

                                           As of June 30, 2001

CONTENTS


-----------------------------------------------------------------------
Portfolio of Investments                                              1

   Full Maturity Fixed Income Portfolio
   Limited Maturity Fixed Income Portfolio
   Diversified Equity Portfolio
   Balanced Portfolio

Financial Statements                                                 19

Notes to Financial Statements                                        23

Report of Independent Public Accountants                             34

Management's Discussion of Fund Performance                          35

Shareholders Meeting Summary                                         55
-----------------------------------------------------------------------

                   FULL MATURITY FIXED INCOME PORTFOLIO
                        PORTFOLIO OF INVESTMENTS
                             JUNE 30, 2001


SHARES OR
PRINCIPAL                                                                                                         MARKET VALUE
---------                                                                                                         ------------
LONG-TERM OBLIGATIONS                                                                                102.1%
---------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                    50.6%
----------------------------------
      $20,000        United States Treasury Bonds                            11.875%  11-15-2003                       $23,287
    1,975,000        United States Treasury Bonds                            9.8750%  11-15-2015                     2,752,988
      940,000        United States Treasury Bonds                            5.2500%  11-15-2028                       859,767
      530,000        United States Treasury Bonds                            6.1250%  08-15-2029                       549,830
      720,000        United States Treasury Notes                            5.7500%  11-15-2005                       741,690
      690,000        United States Treasury Notes                            6.5000%  02-15-2010                       741,480
      695,000        United States Treasury Notes                            6.2500%  05-15-2030                       737,243
       65,615        United States Treasury Inflation Index Bonds            3.6250%  04-15-2028                        67,194
    1,226,572        United States Treasury Inflation Index Bonds            3.8750%  04-15-2029                     1,313,582
      110,000        United States Treasury Strips                           0.0000%  05-15-2017                        42,325
      410,000        United States Treasury Strips                           0.0000%  11-15-2021                       119,615
      120,000        United States Treasury Strips                           0.0000%  11-15-2024                        29,533
      200,000        Federal Home Loan Mortgage Corporation                  6.6250%  09-15-2009                       207,471
      127,970        Federal Home Loan Mortgage Corporation                  9.3000%  04-15-2019                       133,803
      150,000        Federal Home Loan Mortgage Corporation                  6.6250%  09-15-2009                       155,603
       32,831        Federal Home Loan Mortgage Corporation                  10.500%  01-01-2010                        36,066
      150,000        Federal Home Loan Mortgage Corporation                  5.2500%  01-15-2006                       148,572
      300,000        Federal Home Loan Mortgage Corporation                  5.6250%  03-15-2011                       288,555
      369,541        Federal  National Mortgage Association                  6.5000%  09-25-2020                       369,387
       76,738        Federal  National Mortgage Association                  9.5000%  02-01-2025                        82,614
       84,931        Federal  National Mortgage Association                  7.5000%  04-01-2030                        86,734
      522,434        Federal  National Mortgage Association                  8.0000%  08-01-2030                       540,334
      995,760        Federal  National Mortgage Association                  6.0000%  02-01-2031                       956,702
    2,084,984        Federal  National Mortgage Association                  6.0000%  03-01-2031                     2,003,203
      688,157        Federal  National Mortgage Association                  6.0000%  03-01-2031                       661,165
      924,522        Federal  National Mortgage Association                  7.5000%  03-01-2031                       944,148
      199,789        Federal  National Mortgage Association                  6.5000%  05-01-2031                       196,782
    1,000,000        Federal  National Mortgage Association                  6.5000%  07-01-2031                       984,060
      100,000        Federal  National Mortgage Association                  7.5000%  07-01-2031                       101,969
      490,000        Federal  National Mortgage Association                  8.0000%  07-01-2031                       506,077
      300,000        Federal  National Mortgage Association                  6.0000%  08-25-2022                       284,099
      250,000        Government National Mortgage Association                6.0000%  07-01-2031                       242,033
    1,200,000        Government National Mortgage Association                6.5000%  07-01-2031                     1,186,872
      134,107        Government National Mortgage Association                9.5000%  12-15-2017                       147,738
    1,200,000        Government National Mortgage Association                8.0000%  07-01-2031                     1,243,500
       32,802        Sally Mae Floating Rate Note                            6.6600%  04-25-2007                        32,817
                                                                                                                        ------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                            19,518,838



ASSET BACKED OBLIGATIONS                                                                              26.2%
------------------------
      598,388        Advantage Mortgage Loan Trust                           7.3500%  05-25-2027                       617,912
      327,209        Advantage Mortgage Loan Trust                           7.2500%  06-25-2027                       337,359
      350,000        Amresco Residential Securities                          6.6900%  05-05-2004                       356,159
      129,632        Chevy Chase Home Loan                                   7.1500%  05-15-2015                       133,214
      123,998        City Scape Home Equity                                  7.0000%  07-25-2028                       127,154
      250,000        Conseco Financial                                       6.7700%  09-01-2032                       255,340
      475,000        Contimortgage Home Equity Loan                          7.2800%  04-25-2014                       485,948
      300,000        Contimortgage Home Equity Loan                          6.6300%  12-15-2020                       306,675
      263,972        Contimortgage Home Equity Loan                          7.0900%  04-15-2028                       271,727

The accompanying notes to the financial statements are an integral part of this schedule.

                   FULL MATURITY FIXED INCOME PORTFOLIO
                        PORTFOLIO OF INVESTMENTS
                             JUNE 30, 2001


SHARES OR
PRINCIPAL                                                                                                         MARKET VALUE
---------                                                                                                         ------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
ASSET BACKED OBLIGATIONS (CONTINUED)
------------------------------------
     $143,457        Countrywide Home Credit Corporation                     7.3200%  09-25-2015                      $145,259
      306,494        Delta Home Equity Loan Trust                            6.8600%  10-25-2028                       312,893
      558,537        DLJ Commercial Mortgage Corporation                     5.8800%  11-12-2031                       556,460
      260,047        Fairbanks Capital Mortgage                              6.3137%  05-25-2028                       261,864
      100,000        General Motors Acceptance Corporation                   6.8690%  08-15-2007                       102,054
      203,290        Green Tree Financial Corporation                        6.9000%  04-15-2027                       205,816
      450,000        Green Tree Financial Corporation                        6.1600%  02-01-2031                       451,803
      375,000        Green Tree Financial Corporation                        6.7600%  07-15-2029                       386,212
      400,000        Green Tree Financial Corporation                        8.3000%  09-15-2027                       397,634
        1,344        Green Tree Financial Corporation                        7.8500%  07-15-2004                         1,347
      365,349        Green Tree Financial Corporation                        6.1300%  02-15-2019                       370,389
      368,562        IMC Home Equity Loan Trust                              6.8800%  11-20-2028                       377,177
      178,220        Merrill Lynch Mortgage Investors                        6.2200%  02-15-2030                       182,062
      170,000        Nomura Asset Securities Corporation                     7.1200%  04-13-2036                       175,989
      200,000        Peco Energy Company                                     6.5200%  12-31-2010                       199,533
      250,000        Residential Asset Securities Corporation                6.7500%  08-25-2028                       249,454
      476,626        Residential Asset Securities Corporation                6.4450%  03-25-2028                       483,902
      621,939        Residential Federal Mortgage                            7.0000%  12-25-2007                       630,972
      451,568        Salomon Brothers Mortgage Series 1997                   6.8200%  12-25-2027                       461,112
       80,000        Scotia Pacific Company                                  7.7100%  01-20-2014                        60,023
      100,000        Systems 2001 Asset Trust                                6.6640%  09-15-2013                        99,995
      466,872        The Money Store Home Equity                             6.4850%  12-15-2038                       473,535
      313,011        The Money Store Home Equity                             6.9000%  07-15-2038                       321,009
      100,069        UCFC Home Equity Loan                                   5.9050%  02-15-2021                       100,767
      200,000        UCFC Home Equity Loan                                   5.9350%  01-15-2030                       197,995
                                                                                                                       -------
TOTAL ASSET BACKED OBLIGATIONS                                                                                      10,096,744

CORPORATE OBLIGATIONS                                                                                 25.2%
---------------------
DOMESTIC CORPORATE OBLIGATIONS                                                                        22.0%
------------------------------
AEROSPACE & DEFENSE                                                                                    1.2%
-------------------
      397,341        Continental Airlines Corporation                        6.8000%  07-02-2007                       399,536
       40,000        Lockheed Martin                                         8.5000%  12-01-2029                        44,485
                                                                                                                        ------
                                                                                                                       444,021
BANKS & HOLDING COMPANIES                                                                              4.9%
-------------------------
      325,000        Banc One Corporation                                    7.6000%  05-01-2007                       338,614
      400,000        Bank of Boston                                          6.3513%  11-16-2003                       400,096
      250,000        Dresdner Bank New York                                  7.2500%  09-15-2015                       255,049
       80,000        J.P. Morgan                                             6.0000%  01-15-2009                        77,449
      400,000        Key Bank - Washington                                   7.1250%  08-15-2006                       413,011
      325,000        NCNB Corporation                                        10.2000%  07-15-2015                      408,895
                                                                                                                       -------
                                                                                                                     1,893,114
COMMUNICATION & MEDIA                                                                                  1.2%
---------------------
      325,000        Continental Cablevision Incorporated                    9.5000%  08-01-2013                       361,316
      100,000        News America Holdings                                   8.5000%  02-23-2025                       106,156
                                                                                                                       -------
                                                                                                                       467,472

COMPUTER                                                                                               0.4%
--------
      150,000        Electronic Data Systems                                 7.4500%  10-15-2029                       151,197

CONSUMER DURABLE                                                                                       0.3%
----------------
      100,000        Daimler Chrysler                                        8.0000%  06-15-2010                       104,579

The accompanying notes to the financial statements are an integral part of this schedule.

                   FULL MATURITY FIXED INCOME PORTFOLIO
                        PORTFOLIO OF INVESTMENTS
                             JUNE 30, 2001


SHARES OR
PRINCIPAL                                                                                                         MARKET VALUE
---------                                                                                                         ------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
CORPORATE OBLIGATIONS (CONTINUED)
--------------------------------
DISTRIBUTION                                                                                           0.9%
------------
     $300,000        Federal Express Corporation                             9.6500%  06-15-2012                      $353,872

FINANCIAL                                                                                              4.3%
---------
      280,000        Auburn Hills Trust                                     12.0000%  05-01-2020                       393,837
      164,610        Dryden Investor Trust                                   7.1570%  07-23-2008                       163,721
      200,000        Ford Motor Credit Company                               6.8750%  02-01-2006                       202,816
       40,000        Ford Motor Credit Company                               7.8750%  06-15-2010                        41,777
      250,000        Ford Motor Credit Company                               9.2150%  09-15-2021                       288,493
      120,000        Ford Motor Credit Company                               7.4500%  07-16-2031                       115,514
       60,000        General Motors Acceptance Corporation                   6.7500%  01-15-2006                        60,986
       50,000        Household Finance Company                               6.7500%  05-15-2011                        49,415
      150,000        Paine Webber Incorporated                               6.7300%  01-20-2004                       155,423
      160,000        United Mexican States                                  11.5000%  05-15-2026                       202,000
                                                                                                                       -------
                                                                                                                     1,673,982

FOOD & BEVERAGES                                                                                       0.9%
----------------
      100,000        Kellogg Company                                         6.6000%  04-01-2011                        97,893
      100,000        Kellogg Company                                         7.4500%  04-01-2031                       100,240
      150,000        Pepsi Bottling                                          7.0000%  03-01-2029                       150,455
                                                                                                                       -------
                                                                                                                       348,588
INSURANCE                                                                                              0.3%
---------
      125,000        GEICO Corporation                                       9.1500%  09-15-2021                       131,622

OIL & GAS                                                                                              1.1%
---------
      100,000        Anadarko Finance Company- 144a                          7.5000%  05-01-2031                       101,718
      100,000        Phillips Petroleum                                      8.7500%  05-25-2010                       113,985
      200,000        Williams Companies                                      7.6250%  07-15-2019                       193,571
                                                                                                                       -------
                                                                                                                       409,274

PAPER & FOREST                                                                                         0.9%
--------------
       75,000        Georgia Pacific Corporation                             9.8750%  11-01-2021                        77,215
      200,000        Georgia Pacific Corporation                             9.6250%  03-15-2022                       203,504
       50,000        Georgia Pacific Corporation                             9.5000%  05-15-2022                        49,972
                                                                                                                        ------
                                                                                                                       330,691
POLLUTION CONTROL                                                                                      0.9%
-----------------
      375,000        USA Waste Services                                      7.0000%  07-15-2028                       335,608

RAILROAD TRANSPORTATION                                                                                0.1%
-----------------------
       40,000        Conrail                                                 7.8750%  05-15-2043                        39,732

RETAIL                                                                                                 0.6%
------
      250,000        J.C. Penney Incorporated                                9.7500%  06-15-2021                       219,991

TELECOMMUNICATION                                                                                      1.9%
-----------------
       75,000        France Telecommunication                                7.7500%  03-01-2011                        76,575
       60,000        Marconi Corporation                                     8.3750%  09-15-2030                        50,372
       50,000        SPRINT                                                  6.9000%  05-01-2019                        43,913
       70,000        TCI Communications Incorporated                         6.3750%  05-01-2003                        71,113
      140,000        TCI Communications Incorporated                         7.8750%  02-15-2026                       141,949
      225,000        U.S. West Communications                                8.8750%  06-01-2031                       237,190
       95,000        WorldCom Incorporated                                   8.2500%  05-15-2031                        93,436
                                                                                                                        ------
                                                                                                                       714,548

The accompanying notes to the financial statements are an integral part of this schedule.

                              FULL MATURITY FIXED INCOME PORFOLIO
                                    PORTFOLIO OF INVESTMENTS
                                         JUNE 30, 2001


SHARES OR
PRINCIPAL                                                                                                         MARKET VALUE
LONG-TERM OBLIGATIONS (CONTINUED)                                                                                 ------------
CORPORATE OBLIGATIONS (CONTINUED)

UTILITY- ELECTRIC                                                                                      1.6%
-----------------
     $250,000        Commonwealth Edison                                     9.8750%  06-15-2020                      $276,720
      100,000        Progress Energy Incorporated                            7.1000%  03-01-2011                       101,453
      250,000        PSI Energy                                              7.8500%  10-15-2007                       253,736
                                                                                                                       -------
                                                                                                                       631,909
MISCELLANEOUS                                                                                          0.5%
-------------
      110,000        British Telephone PLC                                   8.8750%  12-15-2030                       120,360
      100,000        News America Holdings Incorporated 144a                 7.6250%  11-30-2028                        93,133
                                                                                                                        ------
                                                                                                                       213,493
TOTAL DOMESTIC CORPORATE OBLIGATIONS                                                                                 8,463,693

INTERNATIONAL CORPORATE OBLIGATIONS                                                                    3.2%
-----------------------------------
CANADA- ELECTRIC                                                                                       1.0%
----------------
      300,000        Hydro-Quebec Corporation                                11.7500%  02-01-2012                      414,854

CAYMAN ISLANDS                                                                                         0.5%
--------------
FINANCE
      175,000        Wharf Capital International                             7.6250%  03-13-2007                       178,360

HUNGARY- SOVEREIGN                                                                                     0.2%
------------------
       75,000        National Bank Hungary                                   8.8750%  11-01-2013                        88,179

SOUTH KOREA                                                                                            0.9%
-----------
ELECTRIC
       95,000        Korea Electric Power                                    7.7500%  04-01-2013                        96,150
       75,000        Korea Electric Power                                    6.7500%  08-01-2027                        76,150

FINANCE
       95,000        Korea Development Bank                                  7.1250%  09-17-2001                        95,434

STEEL MANUFACTURING
       65,000        Pohang Iron & Steel                                     7.1250%  07-15-2004                        66,675
                                                                                                                        ------
                                                                                                                       334,409
VENEZUELA- FINANCE                                                                                     0.6%
------------------
      300,000        Petrozuata Financial Guarantee 144a                     8.2200%  04-01-2017                       248,250
                                                                                                                       -------
TOTAL INTERNATIONAL CORPORATE OBLIGATIONS                                                                            1,264,052

TOTAL CORPORATE OBLIGATIONS                                                                                          9,727,745

NUMBER OF CONTRACTS
OPTIONS-PURCHASED                                                                                      0.1%
-----------------

                     Call Options  Euro Futures
            6        Exercise Price $95.50, Expiring September 2001                                                     10,018

                     Call Options  OTC Futures
          400        Exercise Price $97.5625, Expiring September  2001                                                   9,650

                     Call Options  5 Year Futures
            1        Exercise Price $103.00, Expiring September 2001                                                      594
                                                                                                                          ---
                                                                                                                       20,262

TOTAL LONG TERM OBLIGATIONS (COST $39,050,047)                                                                      39,363,589


The accompanying notes to the financial statements are an integral part of this schedule.

                              FULL MATURITY FIXED INCOME PORFOLIO
                                    PORTFOLIO OF INVESTMENTS
                                         JUNE 30, 2001


SHARES OR
PRINCIPAL
SHORT-TERM OBLIGATIONS                                                                                 8.5%     AMORTIZED COST
----------------------                                                                                          --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                     0.8%
----------------------------------
(A) $300,000         Federal  National Mortgage Association Discount Note    4.9400%  08-09-2001                      $298,395
DEMAND NOTES **                                                                                        7.7%
---------------
      663,413        American Family Demand Note                             3.3610%  12-31-2031                       663,413
    1,404,462        Firstar Bank Demand Note                                3.5000%  12-31-2031                     1,404,462
      306,653        Wisconsin Corporation Credit Demand  Note               3.4200%  12-31-2031                       306,653
      605,424        Wisconsin Electric Demand Note                          3.3610%  12-31-2031                       605,424
                                                                                                                       -------
TOTAL DEMAND NOTES                                                                                                   2,979,952
TOTAL SHORT-TERM OBLIGATIONS (COST BASIS  $3,278,347)                                                                3,278,347
                                                                                                            -------------------

TOTAL INVESTMENTS (COST BASIS $42,328,394)                                                                          42,641,936
                                                                                                            ===================
U.S. GOVERNMENT AGENCY OBLIGATIONS SOLD SHORT                                                         -3.9%
---------------------------------------------
     (380,000)       Federal  National Mortgage Association                  6.5000%  07-01-2031                      (373,943)
     (100,000)       Federal  National Mortgage Association                  7.5000%  07-01-2031                      (101,969)
     (490,000)       Federal  National Mortgage Association                  8.0000%  07-01-2031                      (506,077)
     (490,000)       Government National Mortgage Association                8.0000%  07-01-2031                      (507,763)
                                                                                                                      ---------
                     TOTAL PROCEEDS ($1,503,278)                                                                    (1,489,752)
SHARES OR
PRINCIPAL
NUMBER OF CONTRACTS                                                                                               MARKET VALUE
-------------------                                                                                               ------------
OPTIONS-WRITTEN                                                                                        0.0%
---------------
                     Call Options  10 Year Treasury Note Futures
            8        Exercise Price $105.00,  Expiring September 2001                                                   (3,000)

                     Call Options 10 Year Treasury Note Futures
            8        Exercise Price $106.00,  Expiring September 2001                                                   (1,752)

                     Call Options 10 Year Treasury Note Futures
            3        Exercise Price $107.00,  Expiring September 2001                                                     (375)

                     Call Options Long Term Bonds
            7        Exercise Price $106.00,  Expiring September 2001                                                     (763)

                     Put Options Long Term Bonds
            2        Exercise Price $101.00,  Expiring August 2001                                                      (3,594)

                     Put Options 10 Year Note
            6        Exercise Price $103.00,  Expiring August 2001                                                      (6,626)

                     Call Options Treasury Bonds
            3        Exercise Price $104.00,  Expiring September 2001                                                     (939)
                                                                                                                          -----
TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $22,904)                                                                      (17,049)
TOTAL INVESTMENTS NET OF
OUTSTANDING WRITTEN OPTIONS                                                                          110.6%         42,624,887

CASH AND OTHER ASSETS, LESS
    LIABILITIES                                                                                      -10.6%         (4,085,293)
                                                                                                                    -----------

TOTAL NET ASSETS                                                                                     100.0%        $38,539,594
                                                                                                            ===================

** THESE SECURITIES HAVE A MATURITY OF MORE THAN ONE YEAR, BUT HAVE VARIABLE RATE AND DEMAND FEATURES WHICH QUALIFY THEM AS SHORT-TERM SECURITIES. THE RATES DISCLOSED ARE THOSE CURRENTLY IN EFFECT. THE RATES CHANGE PERIODICALLY BASED ON MARKET CONDITIONS OR A SPECIFIED MARKET INDEX.

THE PERCENTAGE SHOWN FOR EACH INVESTMENT CATEGORY IS THE TOTAL VALUE OF THAT CATEGORY AS A PERCENTAGE OF THE TOTAL NET ASSETS OF THE FUND.

The accompanying notes to the financial statements are an integral part of this schedule.

                              FULL MATURITY FIXED INCOME PORFOLIO
                                    PORTFOLIO OF INVESTMENTS
                                         JUNE 30, 2001

(A) $100,000 OF U.S. GOVERNMENT AGENCY SECURITIES PLEDGED AS MARGIN FOR FUTURES CONTRACTS. THE PORTFOLIO HAD THE FOLLOWING OPEN FUTURES CONTRACTS AT JUNE 30, 2001:

OPEN  FUTURES  CONTRACTS:

                                                                                                           UNREALIZED
                                      NUMBER OF        PRINCIPAL                                         GAINS (LOSSES)
              TYPE                   CONTRACTS          AMOUNT           POSITION        EXPIRATION      JUNE 30, 2001
              ----                   ----------         -------          --------        ----------      -------------
5 Year U.S. Treasury Notes               25             $25,000            Short         Sept. 2001         $17,132

U.S. Govt Bond Futures                    4              4,000             Long          Sept. 2001         (4,053)

10 Year U.S. Treasury Notes              19              19,000            Short         Sept. 2001          13,343

10 Year U.S. Agency                      20              20,000            Long          Sept. 2001         (16,785)

90- Day Euro Futures                      1              2,500             Short          June 2002            0
                                                                                                               -
                                                                                                             $9,637
                                                                                                       ===================


The accompanying notes to the financial statements are an integral part of this schedule.

                              LIMITED MATURITY FIXED INCOME PORFOLIO
                                    PORTFOLIO OF INVESTMENTS
                                         JUNE 30, 2001


SHARES OR
PRINCIPAL
LONG-TERM OBLIGATIONS                                                                                 97.8%       MARKET VALUE
---------------------                                                                                             ------------
U.S. Government  Agency Obligations                                                                   29.7%
      $550,000         Federal Home Loan Bank                               6.8750%  07-18-2002                       $565,766
       250,000         Federal Home Loan Mortgage Corporation               5.0000%  01-15-2004                        250,467
       670,000         Federal Home Loan Mortgage Corporation               5.2500%  02-15-2004                        674,845
     1,487,827         Federal Home Loan Mortgage Corporation               6.0000%  03-15-2008                      1,500,975
     1,235,000         Federal Home Loan Mortgage Corporation               5.7000%  11-15-2014                      1,244,269
       495,000         Federal National Mortgage Association                5.7500%  04-15-2003                        505,870
     2,775,000         Federal National Mortgage Association                4.7500%  11-14-2003                      2,773,263
     3,500,000         Federal National Mortgage Association                5.6250%  05-04-2004                      3,557,897
     1,855,000         Federal National Mortgage Association                6.0000%  09-25-2011                      1,871,927
     2,165,000         Federal National Mortgage Association                6.0000%  07-18-2016                      2,199,847
                                                                                                                     ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                            15,145,126



ASSET BACKED OBLIGATIONS                                                                              26.2%
------------------------
       780,000         Arcadia Auto                                         6.5100%  09-15-2004                        797,944
       425,000         Capital Auto Trust                                   4.6000%  09-15-2005                        423,406
       855,000         Carco Auto Loan Master Trust                         6.4300%  11-15-2004                        877,091
     1,065,000         Chase Manhattan Auto Trust                           6.0000%  08-15-2005                      1,089,188
       880,000         Chase Manhattan Auto Trust                           6.2100%  12-15-2004                        901,177
       670,000         Chase Manhattan Auto Trust                           6.2600%  06-15-2007                        688,179
     1,500,000         Chemical Master Credit Card                          6.2300%  08-15-2002                      1,531,699
       400,000         Countrywide Home Credit Corporation                  6.8500%  06-15-2004                        412,244
     1,070,000         Discover Card Trust                                  5.8500%  01-17-2006                      1,089,408
       670,000         Discover Card Trust                                  5.3000%  11-16-2006                        669,718
       270,000         Ford Motor Credit Corporation                        5.2500%  09-15-2005                        270,460
       735,000         Honda Auto Trust                                     6.6200%  07-15-2004                        753,904
       830,000         Nissan Auto Trust                                    7.2500%  04-15-2004                        856,355
     1,080,000         Premier Auto Trust                                   5.5900%  02-09-2004                      1,096,198
       705,000         Toyota Auto Rec Owner Trust                          7.2100%  04-15-2007                        739,375
       840,000         Toyota Auto Rec Owner Trust                          7.1800%  08-15-2004                        865,115
       300,000         Wells Fargo                                          5.4500%  05-03-2004                        300,932
                                                                                                                       -------
TOTAL ASSET BACKED OBLIGATIONS                                                                                      13,362,393

CORPORATE OBLIGATIONS                                                                                 40.7%
---------------------
BANKS & HOLDING COMPANIES                                                                              7.3%
-------------------------
       630,000         Capital One Master Trust                             5.4300%  01-15-2007                        636,518
       930,000         First USA Credit Corporation                         6.4200%  03-17-2005                        950,815
     1,000,000         Nations Bank                                         8.1250%  06-15-2002                      1,035,057
       800,000         Wells Fargo                                          7.2500%  07-14-2003                        834,717
       270,000         Wells Fargo                                          4.6800%  02-15-2005                        269,654
                                                                                                                       -------
                                                                                                                     3,726,761

COMPUTER & OFFICE EQUIPMENT                                                                            1.7%
       820,000         International Business Machine Corporation           7.2500%  11-01-2002                        846,217


CONSUMER- DURABLE                                                                                      1.0%
       515,000         BMW Vehicle Owner Trust                              6.5400%  04-25-2004                        526,288


ELECTRIC                                                                                               1.7%
--------
       820,000         General Electric Capital Corporation                 6.7500%  09-11-2003                        852,965


The accompanying notes to the financial statements are an integral part of this schedule.

                             LIMITED MATURITY FIXED INCOME PORFOLIO
                                    PORTFOLIO OF INVESTMENTS
                                         JUNE 30, 2001


SHARES OR
PRINCIPAL
LONG-TERM OBLIGATIONS (CONTINUED)                                                                                 MARKET VALUE
---------------------------------                                                                                 ------------
Corporate Obligations (Continued)
FINANCIAL                                                                                             18.1%
---------
    $1,370,500         American Express Credit Corporation                  5.9000%  04-15-2004                     $1,399,410
       815,000         CIT Group Holdings                                   7.3750%  03-15-2003                        845,703
       250,000         Countrywide Bond                                     8.2500%  07-15-2002                        257,600
       470,000         Dean Witter Discovery                                6.8750%  03-01-2003                        484,930
     1,000,000         Ford Motor Credit Company                            7.5000%  01-15-2003                      1,034,017
       750,000         General Motors Acceptance Corporation                5.8750%  01-22-2003                        758,355
       670,000         Household Finance Corporation                        6.1250%  07-15-2012                        678,774
       680,000         Household Finance Corporation                        6.8750%  03-01-2003                        698,746
       930,000         MBNA MasterCard                                      5.2500%  02-15-2006                        937,057
     1,330,000         Toyota Motor Credit                                  7.0000%  08-05-2002                      1,367,072
       765,000         WFS Financial Owner Trust                            7.7500%  11-20-2004                        794,289
                                                                                                                       -------
                                                                                                                     9,255,953
FINANCIAL- INVESTMENT COMPANIES                                                                        2.6%
-------------------------------
       650,000         Bear Stearns Company                                 6.7500%  04-15-2003                        665,541
       675,000         Merrill Lynch and Company                            6.0000%  02-12-2003                        687,280
                                                                                                                       -------
                                                                                                                     1,352,821

FINANCIAL- SERVICES                                                                                    0.3%
-------------------
       165,000         Heller Financial Incorporated                        7.8750%  05-15-2003                        172,503

RETAIL STORES                                                                                          2.2%
-------------
       550,000         Sears Roebuck & Company                              6.2500%  01-15-2004                        553,565
       565,000         Wal-Mart Stores                                      6.5000%  06-01-2003                        583,650
                                                                                                                       -------
                                                                                                                     1,137,215
MISCELLANEOUS                                                                                          5.8%
-------------
       760,000         Daimler Chrysler                                     7.1250%  03-01-2002                        772,987
       750,000         Daimler Chrysler                                     7.2300%  01-06-2005                        781,719
       880,000         USAA Auto Owner Trust 2000-1 A4                      6.9800%  06-15-2005                        918,613
       495,000         USAA Auto Owner Trust 2000-1 A3                      6.9500%  06-15-2004                        510,094
                                                                                                                       -------
                                                                                                                     2,983,413
TOTAL CORPORATE OBLIGATIONS                                                                                         20,854,136
                                                                                                                    ----------

PREFERRED OBLIGATION                                                                                   1.2%
--------------------
       590,000         Unilever Capital Corporation                         6.7500%  11-01-2003                        612,305
                                                                                                                       -------
TOTAL LONG-TERM OBLIGATIONS
(Cost $49,002,894)                                                                                                  49,973,960
                                                                                                                    ----------

SHORT-TERM OBLIGATIONS                                                                                 1.2%
----------------------
COMMERCIAL PAPER                                                                                                AMORTIZED COST
----------------                                                                                                --------------
       609,000         American Express                                     3.8500%  07-02-2001                        608,931
                                                                                                                       -------
TOTAL SHORT-TERM OBLIGATIONS                                                                                           608,931
(Cost basis $608,931)
Total Investments
(Cost basis $49,611,825)                                                                              99.0%         50,582,891

Cash and Other Assets, Less
    Liabilities                                                                                        1.0%            492,626
                                                                                                            -------------------

Total Net Assets                                                                                     100.0%        $51,075,517
                                                                                                            ===================

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

The accompanying notes to the financial statements are an integral part of this schedule.

                           DIVERSIFIED EQUITY PORTFOLIO
                             PORTFOLIO OF INVESTMENTS
                                  JUNE 30, 2001


SHARES OR                                                      SHARES OR
PRINCIPAL                                                      PRINCIPAL
EQUITIES                                 97.1%  MARKET VALUE   EQUITIES (CONTINUED)                                    MARKET VALUE
--------                                        ------------   --------------------                                    ------------
AEROSPACE & DEFENSE                       0.4%                 CAPITAL GOOD- PRODUCTION                          0.3%
-------------------                                            ------------------------
    4,800 General Dynamics Corporation            $  373,488         5,900 Cooper Industries                            $   233,581

AIR TRANSPORTATION                        0.4%                 COMMUNICATION & MEDIA                             2.1%
------------------                                             ---------------------
    5,400 AMR Corporation*                           195,102        13,900 Comcast Corporation                              603,260
    4,500 Delta Airlines                             198,360        20,200 Gannett Company Incorporated*                  1,331,180
                                                  ----------                                                            -----------
                                                     393,462                                                              1,934,440

AUTO & TRUCK                              2.2%                 COMPUTER                                          0.7%
------------                                                   --------
      600 AutoZone Incorporated*                      22,500        16,600 Dell Computer Corporation*                       434,090
    3,600 Eaton Corporation                          252,360         6,700 EMC Corporation*                                 194,635
                                                                                                                         ----------
   22,200 Ford Motor Company                         545,010                                                                628,725
   60,000 General Motors*                          1,215,000
                                                  ----------
                                                   2,034,870   CONGLOMERATE                                      0.1%
                                                               ------------
BANK & HOLDING COMPANIES                 10.0%                       2,300 Tyco International Ltd.                          125,350
------------------------
   23,400 Bank Of America Corporation              1,404,702
   19,366 Citigroup Incorporated                   1,023,299
    9,300 Federal  Home Loan Mortgage
          Corporation                                651,000   CONSUMER DURABLE                                  0.1%
                                                               ----------------
   44,831 Fleet Boston Financial Group,
          Corporation*                             1,768,583         1,000 Eastman Chemical Company                          47,630
   23,000 Ing Group Nv ADR                         1,515,010
    7,460 J.P. Morgan Chase & Company                332,716   COSMETIC & SOAP                                   0.8%
                                                               ---------------
    5,900 PNC Financial Corporation                  388,161         4,100 Alberto-Culver Company                           172,364
    8,400 Southtrust Corporation                     218,400         9,000 Procter & Gamble                                 574,200
                                                                                                                         ----------
    1,400 Sun Trust Banks Incorporated                90,692                                                                746,564
   62,800 U.S. Bancorp                             1,431,212
   10,650 Washington Mutual Incorporated             399,908   DIVERSIFIED                                       0.3%
                                                  ----------   -----------
                                                   9,223,683         4,800 Corning Corporation                               80,208
                                                                     7,600 National Service Industries                      171,532
                                                                                                                         ----------
BUILDING & HOUSING                        0.2%                                                                              251,740
------------------
    6,200 Crane Company                              192,200
                                                               DRUGS                                            13.3%
                                                               -----
BUSINESS                                  2.5%                      39,100 Abbott Labs Company                            1,877,191
--------
   23,900 First Data                               1,535,575        15,600 Bristol-Meyer/Squibb                             815,880
    3,000 H & R Block                                193,650        40,900 Guidant Corporation*                           1,472,400
   17,600 Manpower Incorporated                      526,240        19,910 Johnson & Johnson Company                        995,500
                                                  ----------
                                                   2,255,465         6,400 Lilly Eli & Company                              473,600
                                                                    15,200 Merck & Company                                  971,432
BUSINESS MECHANICS & SOFTWARE             6.8%                      19,175 Pfizer Incorporated                              767,959
-----------------------------
   19,650 AOL Time Warner Incorporated*            1,041,450        20,300 Roche Holding ADR                              1,462,625
   21,800 Cisco Systems Incorporated*                396,760        45,200 Schering Plough Corporation                    1,638,048
   10,400 International Business
          Machines Corporation                     1,175,200        28,700 Watson Pharmaceuticals Incorporated*           1,769,068
                                                                                                                        -----------
   21,100 Oracle Systems*                            400,900                                                             12,243,703
    6,100 Pitney Bowes Incorporated                  256,932   ELECTRICAL EQUIPMENT                              2.2%
                                                               --------------------
   27,900 Synopsys Incorporated*                   1,350,081         8,300 Emerson Electric Company                         502,150
  108,600 Unisys Corporation*                      1,597,506        31,000 General Electric Company                       1,511,250
                                                                                                                        -----------
    2,000 YAHOO! Incorporated*                        39,980                                                              2,013,400
                                                  ----------
                                                   6,258,809
                                                               ELECTRONICS                                       1.7%
                                                               -----------
BUSINESS SERVICE                          0.4%                       8,800 Agilent Technologies Incorporated*               286,000
----------------
    4,900 AutoDesk Incorporated                      182,770           900 Broadcom Corporation*                             38,484
    6,700 Deluxe Corporation                         193,630        53,200 Motorola Incorporated                            880,992
                                                  ----------
                                                     376,400        12,100 Texas Instruments                                381,150
                                                                                                                        -----------
                                                                                                                          1,586,626

The accompanying notes to the financial statements are an integral part of this schedule.


SHARES OR                                                      SHARES OR
PRINCIPAL                                                      PRINCIPAL
EQUITIES                                        MARKET VALUE   EQUITIES (CONTINUED)                                    MARKET VALUE
--------                                        ------------   --------------------                                    ------------
ENERGY                                    0.8%                 INSURANCE                                         6.9%
------                                                         ---------
    5,100 Entergy Corporation                     $  195,789        30,400 Aetna Incorporated*                          $   786,448
    6,600 First Energy Corporation                   212,256        10,000 Aflac Corporation                                314,900
   13,000 Southern Company                           302,250        35,800 Allstate Corporation                           1,574,842
                                                  ----------
                                                     710,295         5,094 American International Group                     438,084
                                                                     5,900 John Hancock Financial Services                  237,534
ENTERTAINMENT & LEISURE                   0.2%                      27,250 MBIA Incorporated                              1,517,280
-----------------------
    8,400 Brunswick Corporation                      201,852        43,300 Safeco Corporation                             1,277,350
                                                                     6,500 Unumprovident Corporation                        208,780
                                                                                                                        -----------
                                                                                                                          6,355,218

FINANCE COMPANY                           0.6%                 MACHINERY - INDUSTRIAL                            0.4%
---------------                                                ----------------------
    3,000 Household International                    200,100         8,300 Caterpillar Incorporated                         415,415
    5,100 Lehman Brothers Holdings                   396,525
                                                  ----------
                                                     596,625   METAL & MINERAL                                   0.5%
                                                               ---------------
                                                                     4,700 Nucor Corporation                                229,783
                                                                    11,100 Inco Ltd.                                        191,586
                                                                                                                        -----------
FINANCIAL-INVESTMENT COMPANY              0.2%                                                                              421,369
----------------------------
    3,500 Bear Stearns Companies
          Incorporated                               206,395   OFFICE EQUIPMENT                                  0.9%
                                                               ----------------
                                                                   144,200 Novell*                                          820,498

FINANCIAL SERVICES                        1.7%
------------------
   12,700 Conseco Incorporated                       173,355   OIL & GAS - DOMESTIC                              1.5%
                                                               --------------------
    8,900 Fannie Mae                                 757,835         3,300 Amerada Hess Corporation                         266,640
   14,900 National City Corporation                  458,622         3,800 Apache Corporation                               192,850
    6,000 Regions Financial
          Corporation                                192,000         4,700 Ashland Incorporated                             188,470
                                                  ----------
                                                   1,581,812         5,000 Eog Resources Incorporated                       177,750
                                                                     3,800 Kerr-McGee Company                               251,826
FOOD & BEVERAGE                           4.4%                       5,300 Phillips Petroleum Company                       302,100
---------------                                                                                                         -----------
    3,900 Campbell Soup                              100,425                                                              1,379,636
    4,300 Coca-Cola Company                          193,500
    7,600 CVS Corporation                            293,360
    3,600 Darden Restaurants                         100,440   OIL & GAS - INTERNATIONAL                         1.5%
                                                               -------------------------
   35,900 Diageo Plc Sponsored ADR*                1,577,805        10,176 Exxon Mobil Corporation                          888,874
    5,500 General Mills                              240,790         8,800 Occidental Petroleum                             233,992
    4,700 Pepsi Bottling Company                     188,470         3,900 Royal Dutch Petroleum ADR                        227,253
                                                                                                                        -----------
   69,400 Sara Lee Corporation*                    1,314,436                                                              1,350,119
                                                  ----------
                                                   4,009,226
                                                               OIL & GAS - SERVICE                               2.0%
                                                               -------------------
GOLD & PRECIOUS METAL                     0.8%                      23,700 Ensco International Incorporated*                554,580
---------------------
   22,200 Alpharma Incorporated                      604,950        24,400 Schlumberger                                   1,284,660
                                                                                                                        -----------
   14,000 Freeport McMoran Copper-B                  154,700                                                              1,839,240
                                                   ----------
                                                     759,650
HEALTH CARE                               1.7%                 PAPER & FOREST                                    0.3%
-----------                                                    --------------
    7,100 Ims Health Incorporated                    202,350         5,300 Boise Cascade                                    186,401
   33,600 Mylan Laboratories*                        945,168         2,500 Willamette Industries                            123,750
                                                                                                                         ----------
    7,800 Unilever N V - ADR                         464,646                                                                310,151
                                                  ----------
                                                   1,612,164
HEALTH CARE SERVICE                       2.0%                 PRINTING & PUBLISHING                             0.3%
-------------------                                            ---------------------
   73,800 Boston Scientific Corporation*           1,254,600         6,300 R.R. Donnelley & Sons                            187,110
    8,100 Cardinal Health Incorporated               558,900         1,700 Meredith Corporation                              60,877
                                                  ----------                                                             ----------
                                                   1,813,500                                                                247,987
HOUSEHOLD PRODUCT                         0.1%
-----------------
    5,300 Newell Rubbermaid Incorporated             133,030


The accompanying notes to the financial statements are an integral part of this schedule.


SHARES OR                                                      SHARES OR
PRINCIPAL                                                      PRINCIPAL
EQUITIES (CONTINUED)                            MARKET VALUE   EQUITIES (CONTINUED)                                    MARKET VALUE
--------------------                            ------------   --------------------                                    ------------
RAILROAD                                  1.9%                 TRUCKING                                          0.2%
--------                                                       --------
    8,500 Burlington Northern Santa Fe            $  256,445         9,400 Ryder System                                 $   184,240
   50,400 Conoco Incorporated*                     1,456,560
                                                  ----------
                                                   1,713,005   UTILITY- ELECTRIC                                 0.5%
                                                               -----------------
                                                                     4,200 PPL Corporation                                  231,000
RETAIL - GENERAL                          4.0%                       4,900 TXU Corporation                                  236,131
----------------                                                                                                        -----------
   16,200 Abercrombie & Fitch*                       720,900                                                                467,131
   11,500 Dillard's Incorporated                     175,605
    3,700 Home Depot                                 172,235   UTILITY- GAS                                      0.7%
                                                               ------------
    5,700 May Department Stores                      195,282        21,100 Noble Drilling Corporation*                      691,025
    8,700 Sears Roebuck & Company                    368,097
   76,400 The Limited Incorporated                 1,262,128   UTILITY- TELEPHONE                                4.8%
                                                               ------------------
    8,200 TJX Cos Incorporated                       261,334         7,700 Alltell Corporation                              471,702
   10,500 Wal-Mart Stores Incorporated               512,400        18,200 Bell South Corporation                           732,914
                                                  ----------
                                                   3,667,981         1,000 Centurytel Incorporated                           30,300
                                                                     4,100 NCR Corporation*                                 192,700
SOFTWARE                                  6.3%                      21,927 SBC Communication, Incorporated                  878,396
--------
   68,200 BMC Software Incorporated*               1,537,228        39,132 Verizon Communications*                        2,093,562
                                                                                                                        -----------
    1,000 Broadvision Incorporated*                    5,000                                                              4,399,574
   33,000 Electronic Data Systems Corp.            2,062,500
   20,000 Microsoft Corporation*                   1,460,000   MISCELLANEOUS                                     1.0%
                                                               -------------
   16,000 Symantec Corporation*                      699,040           700 Analog Devices*                                   30,274
                                                  ----------
                                                   5,763,768        55,800 Palm Incorporated*                               338,706
                                                                   110,500 3 Com Corporation*                               524,875
                                                                                                                        -----------
                                                                                                                            893,855
TECHNOLOGY SEMICONDUCTORS                 2.0%
-------------------------
    7,800 Advanced Micro Devices*                    225,264   TOTAL EQUITIES (COST $83,982,967)                         89,355,121
   36,000 Intel Corporation                        1,053,000
    4,500 Maxim Integrated Products*                 198,945
    5,400 Micron Technology Incorporated*            221,940
    2,100 Qlogic Corporation*                        135,345   SHORT-TERM OBLIGATIONS                                AMORTIZED COST
                                                     -------   ----------------------                                --------------
                                                   1,834,494   DEMAND NOTES**                                    2.5%
                                                               --------------
TELECOMMUNICATION                         1.4%                    $388,894 American Family Demand Note                     $388,894
-----------------                                                          3.3610%  12-31-2031
   67,500 AT&T Wireless Group*                     1,103,625
    2,500 Qualcom Incorporated*                      146,200     1,969,631 Firstar Bank Demand Note                       1,969,631
                                                  ----------               3.5000%  12-31-2031                          -----------
                                                   1,249,825
                                                               TOTAL SHORT-TERM OBLIGATIONS
TELECOMMUNICATION  EQUIPMENT              1.8%                 (COST BASIS $2,358,525)                                    2,358,525
---------------------------                                                                                             -----------
    1,646 Northrop Grumman Corporation               131,845
   56,400 Raytheon Company                         1,497,420   TOTAL INVESTMENTS
                                                   ---------
                                                   1,629,265   (COST BASIS $86,341,492)                         99.6%    91,713,646

TRANSPORTATION EQUIPMENT                  0.1%                 CASH AND OTHER ASSETS, LESS
------------------------                                           LIABILITIES
    2,300 Danaher Corporation                        128,800                                                     0.4%       339,083
                                                                                                                        -----------

TRAVEL & RECREATION                       1.1%                 TOTAL NET ASSETS                                100.0%   $92,052,729
-------------------                                                                                                     ===========

   11,200 Carnival Corporation                       343,840
   15,200 Galileo International
          Incorporated*                              494,000
    4,200 Sabre Group Holdings
          Incorporated*                              210,000   *  NON-INCOME PRODUCING STOCKS.
                                                   ---------
                                                   1,047,840


** THESE SECURITIES HAVE A MATURITY OF MORE THAN ONE YEAR, BUT HAVE VARIABLE RATE AND DEMAND FEATURES WHICH QUALIFY THEM AS SHORT-TERM SECURITIES. THE RATES DISCLOSED ARE THOSE CURRENTLY IN EFFECT. THE RATES CHANGE PERIODICALLY BASED ON MARKET CONDITIONS OR A SPECIFIED MARKET INDEX.

THE PERCENTAGE SHOWN FOR EACH INVESTMENT CATEGORY IS THE TOTAL VALUE OF THAT CATEGORY AS A PERCENTAGE OF THE TOTAL NET ASSETS OF THE FUND.

The accompanying notes to the financial statements are an integral part of this schedule.

                                BALANCED PORTFOLIO
                             PORTFOLIO OF INVESTMENTS
                                  JUNE 30, 2001



SHARES OR                                                      SHARES OR
PRINCIPAL                                                      PRINCIPAL
EQUITIES                                 70.0%  MARKET VALUE   EQUITIES (CONTINUED)                                    MARKET VALUE
--------                                        ------------   --------------------                                    ------------
AEROSPACE & DEFENSE                       0.2%                 CAPITAL GOOD- PRODUCTION                          0.1%
-------------------                                            ------------------------
      500 General Dynamics
          Corporation                            $   38,905          600 Cooper Industries                             $    23,754

AIR TRANSPORTATION                        0.2%                 COMMUNICATION & MEDIA                             1.6%
------------------                                             ---------------------
      500 AMR Corporation*                            18,065        1,300 Comcast Corporation                               56,420
      400 Delta Airlines                              17,632        4,800 Gannett Company Incorporated*                    316,320
                                                  ----------                                                           -----------
                                                      35,697                                                               372,740

AUTO & TRUCK                              1.7%                 COMPUTER                                          0.3%
------------                                                   --------
      100 AutoZone Incorporated*                       3,750        1,600 Dell Computer Corporation*                        41,840
      200 Eaton Corporation                           14,020          900 EMC Corporation Massachusetts*                    26,145
                                                                                                                        ----------
    2,000 Ford Motor Company                          49,100                                                                67,985
   16,000 General Motors Class H*                    324,000
                                                  ----------
                                                     390,870   CONGLOMERATE                                      0.0%
                                                               ------------
                                                                      200 Tyco International Ltd.                           10,900
BANK & BANK HOLDING COMPANY               8.0%
---------------------------
    5,800 Bank Of America
          Corporation                                348,174
    1,866 Citigroup Incorporated                      98,599   COSMETIC & SOAP                                   0.2%
                                                               ---------------
      900 Federal Home Loan
          Mortgage Corporation                        63,000          400 Alberto-Culver Company                            16,816
   10,100 Fleet Boston Financial
          Group, Corporation*                        398,445          500 Procter & Gamble                                  31,900
                                                                                                                         ---------
    6,100 Ing Group Nv ADR                           401,807                                                                48,716
      670 J.P. Morgan Chase & Company                 29,882
      600 PNC Financial Services Group                39,474   DIVERSIFIED                                       0.1%
                                                               -----------
      800 Southtrust Corporation                      20,800          500 Corning Corporation                                8,355
      300 Sun Trust Banks
          Incorporated                                19,434          600 National Service Industries                       13,542
                                                                                                                         ---------
   18,700 U.S. Bancorp                               426,173                                                                21,897
    1,050 Washington Mutual
          Incorporated                                39,428
                                                  ----------
                                                   1,885,216
                                                               DRUGS                                            10.6%
                                                               -----
BUILDING & HOUSING                        0.1%                     10,100 Abbott Labs Company                              484,901
------------------
      700 Crane Company                               21,700        1,500 Bristol-Meyer/Squibb                              78,450
                                                                   10,800 Guidant Corporation*                             388,800
                                                                    1,792 Johnson & Johnson Company                         89,600
BUSINESS                                  2.1%                        700 Lilly Eli & Company                               51,800
--------
    5,200 First Data                                 334,100        1,400 Merck & Company                                   89,474
      300 H & R Block                                 19,365        1,700 Pfizer Incorporated                               68,085
    4,700 Manpower Incorporated                      140,530        5,600 Roche Holding ADR                                403,483
                                                  ----------
                                                     493,995       10,900 Schering Plough Corporation                      395,016
                                                                    7,500 Watson Pharmaceuticals Incorporated*             462,300
                                                                                                                       -----------
BUSINESS MECHANICS & SOFTWARE             4.8%                                                                           2,511,909
-----------------------------
    1,900 AOL Time Warner
          Incorporated*                              100,700   ELECTRICAL EQUIPMENT                              0.8%
                                                               --------------------
    2,100 Cisco Systems
          Incorporated*                               38,220          800 Emerson Electric Company                          48,400
    1,000 International Business
          Machines Corporation                       113,000        2,800 General Electric Company                         136,500
                                                                                                                        ----------
    2,000 Oracle Systems*                             38,000                                                               184,900
      400 Pitney Bowes Incorporated                   16,848
    7,400 Synopsys Incorporated*                     358,086
   32,500 Unisys Corporation*                        478,075   ELECTRONIC                                        1.7%
                                                  ----------   ----------
                                                   1,142,929          800 Agilent Technologies Incorporated*                26,000
                                                                    3,100 Intel Corporation                                 90,675
                                                                   14,100 Motorola Incorporated                            233,496
BUSINESS SERVICE                          0.2%                      1,400 Texas Instruments                                 44,100
----------------                                                                                                        ----------
      500 AutoDesk Incorporated                       18,650                                                               394,271
      800 Deluxe Corporation                          23,120
                                                  ----------
                                                      41,770


The accompanying notes to the financial statements are an integral part of this schedule.


SHARES OR                                                      SHARES OR
PRINCIPAL                                                      PRINCIPAL
EQUITIES (CONTINUED)                            MARKET VALUE   EQUITIES (CONTINUED)                                   MARKET VALUE
--------------------                            ------------   --------------------                                   ------------
ENERGY                                    0.3%                 INSURANCE                                        5.9%
------                                                         ---------
      500 Entergy Corporation                     $   19,195        8,000 Aetna Incorporated*                          $   206,960
      600 First Energy Corporation                    19,296          900 Aflac Corporation                                 28,341
    1,200 Southern Company                            27,900        7,400 Allstate Corporation                             325,526
                                                  ----------
                                                      66,391          512 American International Group                      44,032
                                                                      600 John Hancock Financial Services                   24,156
ENTERTAINMENT & LEISURE                   0.1%                      7,200 MBIA Incorporated                                400,896
-----------------------
      700 Brunswick Corporation                       16,821       11,800 Safeco Corporation                               348,100
                                                                      500 Unumprovident Corporation                         16,060
                                                                                                                        ----------
                                                                                                                         1,394,071
FINANCE COMPANY                           0.2%
---------------
      200 Household International                     13,340   MACHINERY - INDUSTRIAL                            0.1%
                                                               ----------------------
      500 Lehman Brothers Holdings                    38,875          600 Caterpillar Incorporated                          30,030
                                                      ------
                                                      52,215


FINANCIAL-INVESTMENT COMPANY              0.1%                 METAL & MINERAL                                   0.2%
----------------------------                                   ---------------
      300 Bear Stearns Companies
          Incorporated                                17,691          500 Nucor Corporation                                 24,445
                                                                    1,300 Inco Ltd.                                         22,438
                                                                                                                        ----------
                                                                                                                            46,883
FINANCIAL SERVICES                        0.6%
------------------
    1,200 Conseco Incorporated                        16,380   OFFICE EQUIPMENT                                  1.0%
                                                               ----------------
      800 Fannie Mae                                  68,120       43,300 Novell*                                          246,377
    1,600 National City Corporation                   49,248
                                                  ----------
                                                     133,748
                                                               OIL & GAS - DOMESTIC                              0.6%
                                                               --------------------
                                                                      300 Amerada Hess Corporation                          24,240
FOOD & BEVERAGE                           3.7%                        400 Apache Corporation                                20,300
---------------
      500 Campbell Soup                               12,875          600 Ashland Incorporated                              24,060
      400 Coca-Cola Company                           18,000          500 Eog Resources Incorporated                        17,775
      700 CVS Corporation                             27,020          400 Kerr-McGee Company                                26,508
      500 Darden Restaurants                          13,950          400 Phillips Petroleum Company                        22,800
                                                                                                                       -----------
    9,500 Diageo Plc Sponsored ADR*                  417,525                                                               135,683
      500 General Mills                               21,890
      400 Pepsi Bottling Company                      16,040   OIL & GAS - INTERNATIONAL                         0.5%
                                                               -------------------------
   18,200 Sara Lee Corporation*                      344,708          924 Exxon Mobil Corporation                           80,711
                                                  ----------
                                                     872,008          800 Occidental Petroleum                              21,272
                                                                      400 Royal Dutch Petroleum ADR                         23,308
                                                                                                                       -----------
GOLD & PRECIOUS METAL                     0.7%                                                                             125,291
---------------------
    6,000 Alpharma Incorporated                      163,500
    1,200 Freeport McMoran Copper-B                   13,260   OIL & GAS - SERVICE                               2.1%
                                                  ----------   -------------------
                                                     176,760        6,200 Ensco International Incorporated*                145,080
                                                                    6,500 Schlumberger                                     342,225
                                                                                                                       -----------
HEALTH CARE                               1.3%                                                                             487,305
-----------
    8,900 Mylan Laboratories*                        250,357
      900 Unilever N V - ADR                          53,613   PAPER & FOREST                                    0.1%
                                                  ----------   --------------
                                                     303,970          500 Boise Cascade                                     17,585
HEALTH CARE SERVICE                       1.6%                        200 Willamette Industries                              9,900
-------------------                                                                                                     ----------
   19,500 Boston Scientific
          Corporation*                               331,500                                                                27,485
      750 Cardinal Health
          Incorporated                                51,750
                                                  ----------
                                                     383,250   PRINTING & PUBLISHING                             0.1%
                                                               ---------------------
HOUSEHOLD PRODUCT                         0.1%                        700 R.R. Donnelley & Sons                             20,790
-----------------
      700 Newell Rubbermaid
          Incorporated                                17,570


The accompanying notes to the financial statements are an integral part of this schedule.

                                          Balanced Portfolio
                                       Portfolio of Investments
                                            June 30, 2001


SHARES OR                                                           SHARES OR
PRINCIPAL                                                           PRINCIPAL
EQUITIES (CONTINUED)                                MARKET VALUE    EQUITIES (CONTINUED)                              MARKET VALUE
--------------------                                ------------    --------------------                              ------------
RAILROAD                                      1.5%                  TRANSPORTATION EQUIPMENT                    0.0%
--------                                                            ------------------------
      900 Burlington Northern Santa Fe                 $27,153          200 Danaher Corporation                             $11,200
   11,200 Conoco Incorporated*                         323,680
                                                       -------
                                                       350,833
                                                                    TRUCKING                                    0.1%
                                                                    --------
RETAIL - GENERAL                              2.9%                         700 Ryder System                                  13,720
----------------
    4,300 Abercrombie & Fitch*                         191,350
    1,100 Dillard's Incorporated                        16,797      UTILITY- ELECTRIC                           0.2%
                                                                    -----------------
      300 Home Depot                                    13,965             400 PPL Corporation                               22,000
      600 May Department Stores                         20,556             500 TXU Corporation                               24,095
                                                                                                                             ------
      700 Sears Roebuck & Company                       29,617                                                               46,095
   20,200 The Limited Incorporated                     333,704
      700 TJX Cos Incorporated                          22,309      UTILITY- GAS                                0.8%
                                                                    ------------
    1,000 Wal-Mart Stores Incorporated                  48,800           5,600 Noble Drilling Corporation*                  183,400
                                                        ------
                                                       677,098
                                                                    UTILITY- TELEPHONE                          2.6%
                                                                    ------------------
SOFTWARE                                      5.0%                         800 Alltell Corporation                           49,008
--------
   18,800 BMC Software Incorporated*                   423,752           1,700 Bell South Corporation                        68,459
    7,500 Electronic Data Systems Corporation          468,750             400 NCR Corporation*                              18,800
    1,800 Microsoft Corporation*                       131,400           1,779 SBC Communication, Incorporated               71,267
    3,700 Symantec Corporation*                        161,653           7,976 Verizon Communications*                      426,716
                                                       -------                                                              -------
                                                     1,185,555                                                              634,250

                                                                    MISCELLANEOUS                               0.9%
                                                                    -------------
TECHNOLOGY SEMICONDUCTORS                     0.3%                      29,300 3 Com Corporation*                           139,175
-------------------------
      700 Advanced Micro Devices*                       20,216             300 Analog Devices*                               12,975
      200 Maxim Integrated Products*                     8,842          14,700 Palm Incorporated*                            89,229
                                                                                                                             ------
      400 Micron Technology Incorporated*               16,440                                                              241,379
      300 Qlogic Corporation*                           19,335
                                                        ------
                                                        64,833      TOTAL EQUITIES (COST $15,604,855 )                   16,514,452

TELECOMMUNICATION                             1.3%
-----------------
   17,800 AT&T Wireless Group*                         291,030      *  NON-INCOME PRODUCING STOCKS.
      200 Qualcom Incorporated*                         11,696
                                                        ------
                                                       302,726

TELECOMMUNICATION  EQUIPMENT                  1.6%
----------------------------
      200 Northrop Grumman Corporation                  16,020
   13,600 Raytheon Company                             361,080
                                                       -------
                                                       377,100

TRAVEL & RECREATION                           0.8%
-------------------
    1,100 Carnival Corporation                          33,770
    4,000 Galileo International Incorporated*          130,000
      400 Sabre Group Holdings Incorporated*            20,000
                                                        ------
                                                       183,770

The accompanying notes to the financial statements are an integral part of this schedule.


SHARES OR
PRINCIPAL                                                                                                              MARKET VALUE
---------                                                                                                              ------------
LONG-TERM OBLIGATIONS                                                                                      27.7%
---------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                         17.6%
----------------------------------
     $300,000         United States Treasury Bonds                              5.2500%  11-15-2028                        $274,394
       60,000         United States Treasury Bonds                              6.1250%  08-15-2029                          62,245
       70,000         United States Treasury Notes                              5.7500%  11-15-2005                          72,109
      115,000         United States Treasury Notes                              6.2500%  05-15-2030                         121,990
       21,872         United States Treasury Inflation Index Bonds              3.6250%  04-15-2028                          22,398
      408,857         United States Treasury Inflation Index Bonds              3.8750%  04-15-2029                         437,861
       10,000         United States Treasury Strips                             0.0000%  05-15-2017                           3,848
      170,000         United States Treasury Strips                             0.0000%  11-15-2021                          49,597
       30,000         United States Treasury Strips                             0.0000%  11-15-2024                           7,383


       90,000         Federal  National Mortgage Association                    5.5000%  02-15-2006                          89,978
       85,191         Federal  National Mortgage Association                    6.5000%  12-01-2030                          83,965
      158,156         Federal  National Mortgage Association                    6.5000%  12-01-2020                         155,879
      550,000         Federal  National Mortgage Association                    6.0000%  07-01-2031                         527,830
      469,953         Federal  National Mortgage Association                    6.0000%  05-01-2031                         451,520
      300,000         Federal  National Mortgage Association                    6.5000%  07-01-2031                         295,218
      130,000         Federal  National Mortgage Association                    6.0000%  05-01-2031                         124,900

       50,000         Federal Home Loan Mortgage Corporation                    5.2500%  01-15-2006                          49,524

      100,000         Freddie Mac                                               5.6250%  03-15-2011                          96,185

      200,000         Government National Mortgage Association                  6.0000%  07-01-2031                         193,626
      300,000         Government National Mortgage Association                  6.5000%  07-01-2031                         296,718
      700,000         Government National Mortgage Association                  8.0000%  07-01-2031                         725,375

       14,058         Sally Mae Floating Rate Note                              6.6600%  04-25-2007                          14,064
                                                                                                                             ------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                                  4,156,607


ASSET BACKED OBLIGATIONS                                                                                    3.6%
------------------------
       51,823         Chevy Chase Home Loan                                     7.1500%  05-15-2015                          53,286
       52,853         Countrywide Home Credit Corporation                       7.3200%  09-25-2015                          53,516
      239,373         DLJ Commercial Mortgage Corporation                       5.8800%  11-12-2031                         238,483
      170,000         Green Tree Financial Corporation                          6.1600%  02-01-2031                         170,681
          496         Green Tree Financial Corporation                          7.8500%  07-15-2004                             497
      100,000         Green Tree Financial Corporation                          8.3000%  09-15-2027                          99,409
       70,000         Nomura Asset Securities Corporation                       7.1200%  04-13-2036                          72,466
       30,000         Scotia Pacific Company                                    7.7100%  01-20-2014                          22,509
       28,591         UCFC Home Equity Loan                                     5.9050%  02-15-2021                          28,791
      100,000         UCFC Home Equity Loan                                     5.9350%  01-15-2030                          98,998
                                                                                                                             ------
TOTAL ASSET BACKED OBLIGATIONS                                                                                              838,636


CORPORATE OBLIGATIONS                                                                                       6.5%
---------------------
AEROSPACE & DEFENSE                                                                                         0.1%
-------------------
       20,000         Lockheed Martin                                           8.5000%  12-01-2029                          22,242


BANKS & HOLDING COMPANIES                                                                                   0.8%
-------------------------
      200,000         Bank of Boston                                            6.3513%  11-16-2003                         200,048


The accompanying notes to the financial statements are an integral part of this schedule.


SHARES OR
PRINCIPAL                                                                                                              MARKET VALUE
---------                                                                                                              ------------
LONG-TERM OBLIGATIONS (CONTINUED)
CORPORATE OBLIGATIONS (CONTINUED)
COMPUTER                                                                                                    0.2%
--------
      $50,000         Electronic Data Systems                                   7.4500%  10-15-2029                         $50,399

COMMUNICATION & MEDIA                                                                                       0.4%
---------------------
      100,000         Peco Energy                                               6.5200%  12-31-2010                          99,767

FINANCIAL                                                                                                   2.4%
---------
      140,000         Amcar                                                     6.6900%  05-05-2004                         142,464
       93,000         Conseco Financial                                         8.7500%  02-09-2004                          88,350
       82,304         Dryden Investor Trust                                     7.1570%  07-23-2008                          81,860
      180,000         Ford Motor Company                                        7.7000%  05-15-2097                         170,457
      400,000         Morgan Stanley                                            0.4551%  02-15-2015                          16,539
       50,000         United Mexican States                                     11.500%  05-15-2026                          63,125
                                                                                                                             ------
                                                                                                                            562,795
FOOD & BEVERAGES                                                                                            0.1%
----------------
       25,000         Pepsi Bottling                                            7.0000%  03-01-2029                          25,076


POLLUTION CONTROL                                                                                           0.6%
-----------------
      150,000         USA Waste Services                                        7.0000%  07-15-2028                         134,243

RAILROAD TRANSPORTATION                                                                                     0.1%
-----------------------
       20,000         Conrail                                                   7.8750%  05-15-2043                          19,866

TELECOMMUNICATION                                                                                           1.1%
-----------------
       20,000         France Telecommunication                                  7.7500%  03-01-2011                          20,420
       60,000         Marconi Corporation                                       8.3750%  09-15-2030                          50,371
       50,000         SPRINT                                                    6.9000%  05-01-2019                          43,913
       50,000         TCI Communications Incorporated                           6.3750%  05-01-2003                          50,795
      100,000         WorldCom Incorporated                                     8.2500%  05-15-2031                          98,354
                                                                                                                             ------
                                                                                                                            263,853

MISCELLANEOUS                                                                                               0.2%
-------------
       50,000         CSX Corporation                                           7.9500%  05-01-2027                          52,125

INTERNATIONAL
VENEZUELA- FINANCE                                                                                          0.5%
------------------
      130,000         Petrozuata Financial Guarntantee 144a                     8.2200%  04-01-2017                         107,576
                                                                                                                            -------

TOTAL CORPORATE OBLIGATIONS                                                                                               1,537,990

NUMBER OF CONTRACTS
OPTIONS-PURCHASED                                                                                           0.0%
-----------------
                      Call Options Euro Futures
            1         Exercise Price $95.50, Expiring September 2001                                                          1,668

                      Put Options T-Bonds
            2         Exercise Price $101.00, Expiring August 2001                                                            3,650
                      Call Options OTC Futures
          100         Exercise Price $97.5625, Expiring January 2002                                                          2,413
                                                                                                                              -----
                                                                                                                              7,731
TOTAL LONG TERM OBLIGATIONS COST ($6,547,838)                                                                             6,540,964


The accompanying notes to the financial statements are an integral part of this schedule.


SHARES OR
PRINCIPAL
---------
SHORT-TERM OBLIGATIONS                                                                                     10.4%     AMORTIZED COST
----------------------                                                                                               --------------
U.S. Government and Agency Obligations                                                                      1.3%
 (A) $300,000         Federal  National Mortgage Association Discount Note      4.9400%  08-09-2001                        $298,391

DEMAND NOTES **                                                                                             9.1%
---------------
      546,555         American Family Demand Note                               3.3610%  12-31-2031                         546,555
      700,331         Firstar Bank Demand Note                                  3.5000%  12-31-2031                         700,331
      454,329         Wisconsin Corporation Credit Demand  Note                 3.4200%  12-31-2031                         454,329
      460,354         Wisconsin Electric Demand Note                            3.3610%  12-31-2031                         460,354
                                                                                                                            -------
TOTAL DEMAND NOTES                                                                                                        2,161,569

TOTAL SHORT-TERM OBLIGATIONS (COST BASIS $2,459,964)                                                                      2,459,960
                                                                                                                 ===================
TOTAL INVESTMENTS (COST BASIS $24,612,657)                                                                               25,515,372
                                                                                                                 ===================

SHARES OR
PRINCIPAL
NUMBER OF CONTRACTS                                                                                                    MARKET VALUE
-------------------                                                                                                    ------------
Options-Written                                                                                             0.0%
---------------
                      Call Options  10 Year Treasury Note Futures
1                     Exercise Price $106.00,  Expiring September 2001                                                         (219)

                      Call Options  10 Year Treasury Note Futures
1                     Exercise Price $105.00,  Expiring August 2001                                                            (401)

                      Call Options 10 Year Treasury Note Futures
2                     Exercise Price $107.00,  Expiring September 2001                                                         (250)

                      Put Options 10 Year Treasury Note Futures
2                     Exercise Price $103.00,  Expiring August 2001                                                          (2,208)

                      Put Options 10 Year Treasury Note Futures
3                     Exercise Price $102.00,  Expiring September 2001                                                       (1,923)

                      Call Options 10 Year Treasury Bonds Futures
3                     Exercise Price $106.00,  Expiring September 2001                                                         (327)

                      Call Options 10 Year Treasury Bonds Futures
1                     Exercise Price $104.00,  Expiring September 2001                                                         (313)
                                                                                                                               -----

TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $10,226)                                                                            (5,641)

TOTAL INVESTMENTS NET OF
OUTSTANDING WRITTEN OPTIONS                                                                               108.0%         25,509,731

CASH AND OTHER ASSETS, LESS
    LIABILITIES                                                                                            -8.0%         (1,918,941)
                                                                                                                         -----------

TOTAL NET ASSETS                                                                                          100.0%        $23,590,790
                                                                                                                 ===================

** THESE SECURITIES HAVE A MATURITY OF MORE THAN ONE YEAR, BUT HAVE VARIABLE RATE AND DEMAND FEATURES WHICH QUALIFY THEM AS SHORT-TERM SECURITIES. THE RATES DISCLOSED ARE THOSE CURRENTLY IN EFFECT. THE RATES CHANGE PERIODICALLY BASED ON MARKET CONDITIONS OR A SPECIFIED MARKET INDEX.

THE PERCENTAGE SHOWN FOR EACH INVESTMENT CATEGORY IS THE TOTAL VALUE OF THAT CATEGORY AS A PERCENTAGE OF THE TOTAL NET ASSETS OF THE FUND.

The accompanying notes to the financial statements are an integral part of this schedule.

(A) $100,000 OF U.S. GOVERNMENT AGENCY SECURITIES PLEDGED AS MARGIN FOR FUTURES CONTRACTS. THE PORTFOLIO HAD THE FOLLOWING open futures contracts at June 30, 2001:


OPEN  FUTURES  CONTRACTS:

                                                                                                            UNREALIZED
                                       NUMBER OF       PRINCIPAL                                          GAINS (LOSSES)
                TYPE                   CONTRACTS        AMOUNT          POSITION         EXPIRATION       JUNE 30, 2001
                ----                   ----------       -------         --------         ----------       --------------
5 Year U.S. Treasury Notes                 6            $6,000           Short           Sept. 2001          $4,149

U.S. Govt Bond Futures                     6             6,000            Long           Sept. 2001           3,220

10 Year U.S. Treasury Notes                1             1,000           Short           Sept. 2001             308

10 Year U.S. Agency                        1             1,000           Short           Sept. 2001           1,370

90- Day Euro Futures                       1             2,500           Short            June 2002               0

90- Day Euro Futures                       1             2,500           Short           Sept. 2001               0
                                                                                                          --------------
                                                                                                             $9,047
                                                                                                          ==============

The accompanying notes to the financial statements are an integral part of this schedule.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF ASSETS AND
LIABILITIES
AS OF JUNE 30, 2001

-------------------------------------------------------------------------------------------------------
                                               FULL           LIMITED
                                               MATURITY       MATURITY       DIVERSIFIED
                                               FIXED INCOME   FIXED INCOME   EQUITY         BALANCED
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------

ASSETS:
Investments, at market value                   $42,641,936    $50,582,891    $91,713,646    $25,515,376
Receivable for investments sold                  1,707,329              0      5,327,058      1,348,102
Cash                                                     0            527              0              0
Dividends and interest receivable                  413,976        500,516         88,902         78,845
Other Assets                                         6,723          9,212         14,761          3,923
                                               -----------    -----------    -----------    -----------

  Total Assets                                 $44,769,964    $51,093,146    $97,144,367    $26,946,246
                                               ===========    ===========    ===========    ===========

LIABILITIES:
Payable for investments purchased              $ 4,711,545    $         0    $ 5,075,643    $ 3,332,774
Payable for futures sold                             4,346              0              0          3,860
Options written and securities sold short
 at market value                                 1,506,801              0              0          5,641
Accrued expenses and other liabilities               7,678         17,629         15,995         13,181
                                               -----------    -----------    -----------    -----------

  Total Liabilities                            $ 6,230,370    $    17,629    $ 5,091,638    $ 3,355,456
                                               -----------    -----------    -----------    -----------

NET ASSETS                                     $38,539,594    $51,075,517    $92,052,729    $23,590,790
                                               ===========    ===========    ===========    ===========
Net Assets consist of:
Capital Stock ($0.01 par value and
 200 million shares authorized) and
    Paid-in Capital                            $39,592,918    $52,650,241    $81,674,626    $22,276,903

Undistributed net investment income                      0              0         22,670         15,193
Accumulated net realized gain (loss)
 on investments sold                            (1,382,358)    (2,545,790)     4,983,279        382,343
Net unrealized appreciation
  of investments, futures and options              329,034        971,066      5,372,154        916,351
                                               -----------    -----------    -----------    -----------
TOTAL NET ASSETS                               $38,539,594    $51,075,517    $92,052,729    $23,590,790
                                               ===========    ===========    ===========    ===========
Number of Shares Outstanding at
 the end of year                                 3,816,601      4,897,043      5,787,782      2,573,482
                                               -----------    -----------    -----------    -----------
NET ASSET VALUE PER SHARE                      $     10.10    $     10.43    $     15.90    $      9.17
                                               ===========    ===========    ===========    ===========


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001


-------------------------------------------------------------------------------------------------------
                                               FULL           LIMITED
                                               MATURITY       MATURITY       DIVERSIFIED
                                               FIXED INCOME   FIXED INCOME   EQUITY         BALANCED
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest income                               $3,684,876      $4,042,651     $    303,134   $   754,535
Dividends                                              0               0        1,289,547       275,640
                                             -----------      ----------     ------------   -----------
Total investment income                       $3,684,876      $4,042,651     $  1,592,681   $ 1,030,175

EXPENSES:
Custodian fees                                $   24,386      $   11,196     $     21,427   $    24,425
Accounting fees                                   48,359          37,376           35,473        40,704
Transfer agent fees                               10,732          13,363           22,389         6,894
Legal fees                                        35,898          35,898           35,898        35,898
Audit and tax return fees                         16,563          16,196           16,563        16,563
Director fees and expenses                         7,754           7,754            7,754         7,754
Officers and directors insurance                   7,820           7,616           14,354         5,326
Administrative and other fees                     12,467          12,500           14,005        13,851
                                              ----------     -----------     ------------   -----------
  Total Expenses                              $  163,979      $  141,899     $    167,863   $   151,415

NET INVESTMENT INCOME                         $3,520,897      $3,900,752     $  1,424,818   $   878,760

REALIZED AND UNREALIZED GAINS
 ON INVESTMENTS
Net realized gain on investments sold         $  499,141      $  580,337     $ 12,613,723   $ 3,839,555
Net realized gain on closed futures
 and option contracts                             70,161               0                0        21,798
Net change in unrealized appreciation
 (depreciation) of investments, futures,
 and options                                   1,749,253       1,327,187      (10,701,080)   (1,626,577)
                                              ----------     -----------     ------------   -----------
NET GAIN ON INVESTMENTS                       $2,318,555      $1,907,524     $  1,912,643   $ 2,234,776
                                              ==========     ===========     ============   ===========
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                    $5,839,452      $5,808,276     $  3,337,461   $ 3,113,536
                                              ----------     -----------     ------------   -----------

THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF CHANGES IN NET
ASSETS


-------------------------------------------------------------------------------------------------------------
                                      FULL MATURITY                          LIMITED MATURITY
                                      FIXED INCOME PORTFOLIO                 FIXED INCOME PORTFOLIO
                                      -------------------------------        --------------------------------

                                      YEAR ENDED        YEAR ENDED           YEAR ENDED         YEAR ENDED
                                      JUNE 30, 2000     JUNE 30, 2001        JUNE 30, 2000      JUNE 30, 2001
-------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                 $ 4,957,438       $  3,520,897         $  4,694,924       $   3,900,752
Net realized gain  (loss) on
 investments sold and closed
 futures and option contracts            (932,352)           569,302           (1,072,381)            580,337
Net change in unrealized
 appreciation (depreciation) of
 investments, futures and options        (419,306)         1,749,253              362,148           1,327,187
                                      -----------       ------------         ------------       -------------
Net increase in net assets
 resulting from operations              3,605,780          5,839,452            3,984,691           5,808,276
                                      -----------       ------------         ------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment
 income                                (4,957,438)        (3,520,897)          (4,694,924)         (3,900,752)
Capital gains distribution                     --                 --                   --                  --
                                      -----------       ------------         ------------       -------------
Net decrease in net assets
 resulting from distributions         $(4,957,438)      $ (3,520,897)        $ (4,694,924)      $  (3,900,752)

SHARE TRANSACTIONS:
Subscriptions of fund shares            4,528,656          1,150,038           26,740,119           1,423,590
Investment income dividends
 reinvested                             4,954,460          3,428,039            4,622,712           3,890,314
Capital gains distributions
 reinvested                                    --                 --                   --                  --
                                      -----------       ------------         ------------        ------------
Gross increase in fund shares           9,483,116          4,578,077           31,362,831           5,313,904
Redemptions of fund shares             (3,363,413)       (46,545,306)         (49,514,131)        (41,959,090)
                                      -----------       ------------         ------------        ------------
Net increase (decrease) from
 share transactions                     6,119,703        (41,967,229)         (18,151,300)        (36,645,186)
                                      -----------       ------------         ------------        ------------
Net increase (decrease) in net
 assets                               $ 4,768,045       $(39,648,674)        $(18,861,533)       $(34,737,662)

TOTAL NET ASSETS
Beginning of Year                      73,420,223         78,188,268          104,674,712         85,813,179
                                      -----------       ------------         ------------       ------------

End of Year                           $78,188,268       $ 38,539,594         $ 85,813,179       $ 51,075,517
                                      ===========       ============         ============       ============

Undistributed net
investment income                     $         0       $          0         $          0       $          0
                                      ===========       ============         ============       ============


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.


---------------------------------------------------------------------------------------------------------
                                    DIVERSIFIED EQUITY PORTFOLIO         BALANCED PORTFOLIO
                                    ------------------------------       --------------------------------

                                    YEAR ENDED       YEAR ENDED          YEAR ENDED         YEAR ENDED
                                    JUNE 30, 2000    JUNE 30, 2001       JUNE 30, 2000      JUNE 30, 2001
---------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income               $  1,420,204     $  1,424,818         $  1,342,521      $    878,760
Net realized gain on
 investments sold and closed
 futures and option contracts         15,906,232       12,613,723            6,298,817         3,861,353
Net change in unrealized
 (depreciation) of investments,
futures, and options                  (9,629,101)     (10,701,080)          (5,818,438)       (1,626,577)
                                    ------------     ------------         ------------      ------------
Net increase in net assets
 resulting from operations             7,697,335        3,337,461            1,822,900         3,113,536
                                    ------------     ------------         ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment
 income                               (1,412,862)      (1,451,483)          (1,367,306)         (918,011)
Capital gains distribution           (12,462,482)     (20,955,046)          (8,444,132)       (6,418,632)
                                    ------------     ------------         ------------      ------------
Net decrease in net assets
 resulting from distributions       $(13,875,344)    $(22,406,529)        $ (9,811,438)     $ (7,336,643)

SHARE TRANSACTIONS:
Subscriptions of fund shares           9,863,259        5,626,330              200,891                 0
Investment income dividends
 reinvested                            1,412,862        1,451,483            1,367,306           918,011
Capital gains distributions
 reinvested                           12,462,482       20,955,046            8,444,132         6,418,632
                                    ------------     ------------         ------------      ------------

Gross increase in fund shares         23,738,603       28,032,859           10,012,329         7,336,643
Redemptions of fund shares           (12,666,860)     (48,696,948)         (16,388,739)      (28,458,702)
                                    ------------     ------------         ------------      ------------
Net increase (decrease) from
 share transactions                   11,071,743      (20,664,089)          (6,376,410)      (21,122,059)
                                    ------------     ------------         ------------      ------------
Net increase (decrease)
in net assets                       $  4,893,734     $(39,733,157)        $(14,364,948)     $(25,345,166)

TOTAL NET ASSETS
Beginning of Year                    126,892,152      131,785,886           63,300,904        48,935,956
                                    ------------     ------------         ------------      ------------

End of Year                         $131,785,886     $ 92,052,729         $ 48,935,956      $ 23,590,790
                                    ============     ============         ============      ============

Undistributed net investment
 income                             $     49,335     $     22,670         $    741,424      $     15,193
                                    ============     ============         ============      ============

THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

AHA INVESTMENT FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001




------------------------------------------------------------------------------
NOTE 1.
SIGNIFICANT ACCOUNTING POLICIES
The following are the significant accounting policies of Full Maturity Fixed Income, Limited Maturity Fixed Income, Diversified Equity and Balanced Portfolios (the "Portfolios"), each a series of AHA Investment Funds, Inc., a Maryland corporation, ("Fund").

SECURITY VALUATIONS
All securities are recorded at fair market value as of June 30, 2001. Securities traded on national securities exchanges are valued at last reported sales prices or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. Due to technical difficulties on June 29, 2001, the NASDAQ remained open one additional hour. Consequently, NASDAQ traded securities, typically priced at 4:00 p.m. eastern time, were priced using the 5:00 p.m. eastern time closing price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Short-term securities are stated at amortized cost, which approximates fair value. Other assets and securities are valued by a method that the Board of Directors believes represents a fair value.

ACCOUNTING FOR FUTURES
The Fund may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When the Fund enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as guarantee that it will meet the futures commitment. Each day the Fund receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolios seek to close out a contract and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged. The Full Maturity Fixed Income and Balanced Portfolios had open futures contracts as of June 30, 2001.

ACCOUNTING FOR OPTIONS
The Fund may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options, which expire unexercised, are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in options written for the year ended June 30, 2001 for the Fund were as follows:


-------------------------------------------------------------------------------------------------------------------------

                                                           FULL MATURITY FIXED INCOME        BALANCED
                                                           -----------------------------     ----------------------------

ACCOUNTING FOR OPTIONS                                     NUMBER OF     PREMIUMS            NUMBER OF    PREMIUMS
                                                           CONTRACTS     (000'S)             CONTRACTS    (000'S)
-------------------------------------------------------------------------------------------------------------------------

Options Outstanding at Beginning of Year                         73       $     48,697          40,034      $   26,830
Options Written                                                 573       $    319,848             186      $  109,574
Options Terminated in Closing Purchase Transactions            (467)      $   (253,530)        (40,152)     $  (81,448)
Options Expired                                                (142)      $    (92,111)            (55)     $  (44,730)
                                                               -----     --------------            ----    ------------
Options Outstanding at June 30, 2001                             37       $     22,904              13      $   10,226
-------------------------------------------------------------------------------------------------------------------------

The Limited Maturity and Diversified Equity Portfolios did not purchase or hold any options during the year ended June 30, 2001.

INVESTMENT OPTIONS
FULL MATURITY FIXED INCOME PORTFOLIO
Seeks over the long term the highest level of income consistent with preservation of capital. Invests primarily on high quality fixed income securities. There is no restriction on the maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

LIMITED MATURITY FIXED INCOME PORTFOLIO
Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities and maintains an average dollar-weighted portfolio maturity of five years or less.

DIVERSIFIED EQUITY PORTFOLIO
Seeks long-term capital growth. Invests primarily in equity securities and securities having equity characteristics.

BALANCED PORTFOLIO
Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by a Portfolio of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a sub-custodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Portfolio could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same are less than the repurchase price. The Fund had no outstanding repurchase agreements at June 30, 2001.

FEDERAL INCOME TAXES
No provision is made for Federal Income Taxes since the Portfolios elect to be taxed as "regulated investment companies" and make such distributions to their shareholders as to be relieved of all Federal income taxes under provisions of current Federal tax law. At June 30, 2001 the Funds' most recent fiscal year end, the approximate capital loss carryforwards for U.S. Federal income tax purposes for the Full Maturity Fixed Income Portfolio and Limited Maturity Fixed Income Portfolio were approximately $1.2 million and $2.6 million respectively. These capital loss carryforwards expire beginning in the year ending June 30, 2003 and are available to offset future capital gains.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, undistributed net investment income and undistributed net realized gain (loss) on investments. These differences are primarily related to deferral of losses on wash sales and character of capital loss carryforwards.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER INFORMATION
The accounts of the Fund are kept on the accrual basis of accounting. Securities transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identification cost basis. Dividend income is recognized on the ex-dividend date.

SHAREHOLDERS MEETING
On February 28, 2001, the Fund's shareholders at a special meeting approved a new corporate management agreement between the Fund and CCM Advisors, LLC ("CCMA") in connection with CCMA's purchase of the assets of Hewitt Associates relating to the operations of the Fund and the AHA Investment Program (the "Program").

NOTE 2.
FUND DISTRIBUTIONS
The Full Maturity Fixed Income Portfolio and the Limited Maturity Fixed Income Portfolio declare income dividends from net investment income daily and pay these dividends monthly, on the last day of every month.

In the Diversified Equity Portfolio and Balanced Portfolio, dividends from net investment income are declared on the thirteenth day of the last month of each quarter; the ex-dividend date is the fourteenth; and payment is made on the fifteenth. The aggregate distributions of net investment income for the Diversified Equity Portfolio and Balanced Portfolio were $0.263 and $0.362 per share, respectively, during the year ended June 30, 2001.

During the year ended June 30, 2001 the Diversified Equity and Balanced Portfolios made a long-term capital gain distribution of $3.082 and $1.424 per share, respectively.

During the year ended June 30, 2001 the Diversified Equity and Balanced Portfolios made a short-term capital gain distribution of $1.845 and $2.093 per share, respectively.

NOTE 3.
DIRECTORS' FEES AND TRANSACTIONS WITH AFFILIATES
Directors not affiliated with CCMA or American Hospital Association ("AHA") received $1,000 for each quarterly meeting and $500 for each special meeting of the Board of Directors, or committee thereof, (plus travel expenses). No remuneration has been paid to any principal or employee of the Fund's investment consultant, CCMA, or any director or officer of AHA. The investments of the Portfolios are managed by various advisory organizations, which serve as the investment managers. The Fund pays no fees to CCMA or to the investment managers.

CCMA is compensated for its services directly by the shareholders and not by the Portfolios pursuant to The Program Services Agreement it has with each shareholder, under which CCMA provides asset allocation consulting and certain other services. The fees of the investment managers are paid by CCMA. The Program Service Fee is equal to .50% for the Full Maturity and Limited Maturity Portfolios and 0.75% for the Balanced and Diversified Equity Portfolios and is reflected in the total return as disclosed in the financial highlights tables and not in the financial statement.

CCMA has voluntarily undertaken to pay certain expenses of the Portfolios (or to reimburse the Portfolios for certain expenses) as may be necessary to limit total expenses of the Portfolios to specified amounts. American Hospital Association Services, Inc. has, in this regard, agreed to reimburse CCMA for one-half of the amounts incurred by CCMA pursuant to this undertaking. The maximum expense as a percent of average net assets for the Full Maturity Fixed Income Portfolio, the Limited Maturity Fixed Income Portfolio, the Diversified Equity Portfolio, and the Balanced Portfolio is 0.50% (annual percentage). The Portfolios have reached asset levels, which allow the reduction of expenses to percentage amounts below that set forth above. The Portfolios may reimburse CCMA for the expenses of the Portfolios it voluntarily has absorbed on or after September 1, 1989, provided that such reimbursement does not cause the percentage expense limitations set forth above to be exceeded and is approved by the Board of Directors of the Fund.

There is no commitment, however, by the Fund to make any such reimbursement. As of June 30, 2001, approximate expenses paid on behalf of or reimbursed to the Portfolio by CCMA since September 1, 1989, were: $101,400 for the Full Maturity Fixed Income Portfolio; $41,000 for the Limited Maturity Fixed Income Portfolio; $116,000 for the Diversified Equity Portfolio; and $10,900 for the Balanced Portfolio.

NOTE 4.
SHORT-TERM DEBT
To facilitate portfolio liquidity, each Portfolio is authorized to borrow against portfolio securities. During the year ended June 30, 2001, there were no borrowings.

NOTE 5.
INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of securities (exclusive of short-term obligations) for the year ended June 30, 2001 is presented below:


---------------------------------------------------------------------------------

PORTFOLIO                                PURCHASES           SALES
---------------------------------------- ------------------- --------------------

Full Maturity Fixed Income                   $125,229,790        $159,944,836

Limited Maturity Fixed Income                 116,672,162         147,165,409

Diversified Equity                            103,532,223         136,301,659

Balanced                                       71,697,684          96,034,735

---------------------------------------------------------------------------------

At June 30, 2001 gross unrealized appreciation and depreciation of investments, futures and options on a tax basis and the cost of investments for financial reporting purposes and for Federal income tax purposes were as follows:


----------------------------------------------------------------------------------------------------------------------

                                                                                COST OF INVESTMENTS
                                                                                --------------------------------------

                                                                                FINANCIAL           FEDERAL
PORTFOLIO                              APPRECIATION         DEPRECIATION        REPORTING           INCOME TAX
----------------------------------------------------------------------------------------------------------------------

Full Maturity Fixed Income                $715,557            $386,523           $42,328,394          $42,328,394

Limited Maturity Fixed Income              985,609              14,543            49,611,825           49,611,825

Diversified Equity                      11,506,754           6,134,600            86,341,492           86,341,492

Balanced                                 2,170,911           1,254,560            24,612,657           24,612,657


NOTE 6.
TRANSACTIONS IN CAPITAL STOCK SHARES


------------------------------------------------------------------------------------------------------------------------

                                                FOR THE YEAR ENDED JUNE 30, 2001
                                              --------------------------------------------------------------------------

                                              FULL                LIMITED
                                              MATURITY            MATURITY             DIVERSIFIED
                                              FIXED INCOME        FIXED INCOME         EQUITY             BALANCED
                                              PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------

Transactions in capital stock shares
 were as follows:

Subscriptions of fund shares                       115,024            138,102              306,142                 0
Investment income dividends
 reinvested                                        345,825            381,543               77,673            79,938
Capital Gains Distribution reinvested                    0                  0            1,399,803           741,182
                                              ----------------    -----------------    ---------------    --------------
Gross increase in fund shares                      460,849            519,645            1,783,618           821,120
Redemptions of fund shares                      (4,724,557)        (4,106,938)          (2,260,046)       (2,180,712)
                                              ----------------    -----------------    ---------------    --------------
Net (decrease) in fund shares                   (4,263,708)        (3,587,293)            (476,428)       (1,359,592)
Beginning of Year                                8,080,309          8,484,336            6,264,210         3,933,074
                                              ----------------    -----------------    ---------------    --------------
End of Year                                      3,816,601          4,897,043            5,787,782         2,573,482
                                              ---------------- -- ----------------- -- --------------- -- --------------


------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------

                                              FOR THE YEAR ENDED JUNE 30, 2000
                                              --------------------------------------------------------------------------

                                              FULL                LIMITED
                                              MATURITY            MATURITY             DIVERSIFIED
                                              FIXED INCOME        FIXED INCOME         EQUITY             BALANCED
                                              PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------

Transactions in capital stock shares
 were as follows:

Subscriptions of fund shares                       462,050           2,640,180            462,850              13,828
Investment income dividends
 reinvested                                        512,380             453,747             66,123             102,300
Capital Gains Distribution reinvested                    0                   0            602,343             684,844
                                              ----------------    -----------------    ---------------    --------------
Gross increase in fund shares                      974,430           3,093,927          1,131,316             800,972
Redemptions of fund shares                        (346,580)         (4,876,587)          (596,476)         (1,177,138)
                                              ----------------    -----------------    ---------------    --------------
Net increase (decrease) in fund shares             627,850          (1,782,660)           534,840            (376,166)
Beginning of Year                                7,452,459          10,266,996          5,729,370           4,309,240
                                              ----------------    -----------------    ---------------    --------------
End of Year                                      8,080,309           8,484,336          6,264,210           3,933,074
                                              ----------------    -----------------    ---------------    --------------

------------------------------------------------------------------------------------------------------------------------

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR:
FULL MATURITY FIXED INCOME PORTFOLIO


------------------------------------------------------------------------------------------------------------------------------

                                                    YEAR ENDED JUNE 30
                                                    --------------------------------------------------------------------------

                                                        1997           1998           1999             2000            2001
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR                     $9.63           $9.79         $10.18            $9.85          $9.68

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.65            0.64           0.60             0.64           0.63
   Net realized and unrealized gain (loss)
    on investments and futures                          0.16            0.39          (0.33)           (0.17)          0.42
                                                    -------------- -------------- ------------- -------------- ---------------
    Total from Investment Operations                    0.81            1.02           0.27             0.47           1.05

LESS DISTRIBUTIONS:
Net investment income                                  (0.65)          (0.64)         (0.60)           (0.64)         (0.63)
Net realized capital gains                             (0.00)          (0.00)         (0.00)           (0.00)         (0.00)
                                                    -------------- -------------- ------------- -------------- ---------------
   Total Distributions                                 (0.65)          (0.64)         (0.60)           (0.64)         (0.63)
                                                    -------------- -------------- ------------- -------------- ---------------

NET ASSET VALUE, END OF YEAR                           $9.79          $10.18          $9.85            $9.68         $10.10
                                                    ============== ============== ============= ============== ===============

TOTAL RETURN ON NET ASSET VALUE (A)                     8.09%          10.20%          2.11%            4.41%         10.61%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)                $50,796         $71,829        $73,420          $78,188        $38,540
Ratio of Expenses to Average Net Assets (B)             0.21%           0.17%          0.16%            0.17%          0.31%
Ratio of Net Investment Income to
 Average Net Assets (B)                                 6.63%           6.19%          5.90%            6.55%          6.74%
Portfolio turnover rate                               304.93%         178.52%        273.61%          211.40%        236.10%


---------------------------------------------------

(A) Total Return on Net Asset Value is net of the management fee of 0.50% per annum.
(B) Ratios include all management fees and expenses except for the program services fee.

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR:
LIMITED MATURITY FIXED INCOME PORTFOLIO


-----------------------------------------------------------------------------------------------------------------------------


                                                    YEAR ENDED JUNE 30
                                                    -------------------------------------------------------------------------

                                                       1997          1998           1999          2000            2001
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR                     $10.12       $10.16         $10.22         $10.20          $10.11

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.61         0.60           0.53           0.58            0.63
   Net realized and unrealized gain (loss)
    on investments and futures                           0.04         0.06          (0.02)         (0.09)           0.32
                                                    ------------ -------------- ------------- -------------- ----------------
    Total from Investment Operations                     0.65         0.66           0.51           0.49            0.95

LESS DISTRIBUTIONS:
Net investment income                                   (0.61)       (0.60)         (0.53)         (0.58)          (0.63)
Net realized capital gains                              (0.00)       (0.00)         (0.00)         (0.00)          (0.00)
                                                    ------------ -------------- ------------- -------------- ----------------
   Total Distributions                                  (0.61)       (0.60)         (0.53)         (0.58)          (0.63)
                                                    ------------ -------------- ------------- -------------- ----------------

NET ASSET VALUE, END OF YEAR                           $10.16       $10.22         $10.20         $10.11          $10.43
                                                    ============ ============== ============= ============== ================

TOTAL RETURN ON NET ASSET VALUE (A)                      6.03%        6.11%          4.59%          4.37%           9.17%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)               $141,023     $129,717       $104,675        $85,813         $51,076
Ratio of Expenses to Average Net Assets (B)              0.12%        0.12%          0.12%          0.14%           0.24%
Ratio of Net Investment Income to
 Average Net Assets (B)                                  6.04%        5.92%          5.30%          5.86%           6.50%
Portfolio turnover rate                                121.70%      144.97%        176.78%        161.89%         189.31%



---------------------------------------------------

(A) Total Return on Net Asset Value is net of the management fee of 0.50% per annum.
(B) Ratios include all management fees and expenses except for the program services fee.

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR:
DIVERSIFIED EQUITY PORTFOLIO


-----------------------------------------------------------------------------------------------------------------------------

                                                    YEAR ENDED JUNE 30
                                                    -------------------------------------------------------------------------

                                                       1997          1998           1999           2000            2001
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR                     $17.59       $20.72         $20.37         $22.15          $21.04

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.34         0.32           0.29           0.24            0.26
   Net realized and unrealized gain (loss)
    on investments and futures                           5.18         4.14           3.42           1.05           (0.21)
                                                    ------------ -------------- ------------- --------------- ---------------
    Total from Investment Operations                     5.52         4.46           3.71           1.29            0.05

LESS DISTRIBUTIONS:
Net investment income                                   (0.34)       (0.32)         (0.29)         (0.24)          (0.26)
Net realized capital gains                              (2.05)       (4.49)         (1.64)         (2.16)          (4.93)
                                                    ------------ -------------- ------------- --------------- ---------------
   Total Distributions                                  (2.39)       (4.81)         (1.93)         (2.40)          (5.19)
                                                    ------------ -------------- ------------- --------------- ---------------

NET ASSET VALUE, END OF YEAR                           $20.72       $20.37         $22.15         $21.04          $15.90
                                                    ============ ============== ============= =============== ===============

TOTAL RETURN ON NET ASSET VALUE (A)                     32.97%       24.05%         18.90%          5.28%           1.17%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)                $70,590      $85,736       $126,892       $131,786         $92,053
Ratio of Expenses to Average Net
 Assets (B)                                              0.17%        0.14%          0.10%          0.11%           0.16%
Ratio of Net Investment Income to
 Average Net Assets (B)                                  1.83%        1.51%          1.43%          1.11%           1.33%
Portfolio turnover rate                                 67.31%       65.82%         74.35%         66.84%          99.48%



---------------------------------------------------

(A) Total Return on Net Asset Value is net of the management fee of 0.75% per annum.
(B) Ratios include all management fees and expenses except for the program services fee.

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR:
BALANCED PORTFOLIO


-----------------------------------------------------------------------------------------------------------------------------


                                                    YEAR ENDED JUNE 30
                                                    -------------------------------------------------------------------------


                                                       1997          1998           1999           2000            2001
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR                     $13.38       $14.86         $14.61         $14.69         $12.44

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.37         0.41           0.36           0.37           0.36
   Net realized and unrealized gain (loss)
    on investments and futures                           2.65         2.01           1.45           0.26           0.25
                                                    ------------ -------------- ------------- -------------- ----------------
    Total from Investment Operations                     3.02         2.42           1.81           0.63           0.61

LESS DISTRIBUTIONS:
Net investment income                                   (0.39)       (0.44)         (0.36)         (0.37)         (0.36)
Net realized capital gains                              (1.15)       (2.23)         (1.37)         (2.51)         (3.52)
                                                    ------------ -------------- ------------- -------------- ----------------
   Total Distributions                                  (1.54)       (2.67)         (1.73)         (2.88)         (3.88)
                                                    ------------ -------------- ------------- -------------- ----------------

NET ASSET VALUE, END OF YEAR                           $14.86       $14.61         $14.69         $12.44          $9.17
                                                    ============ ============== ============= ============== ================

TOTAL RETURN ON NET ASSET VALUE (A)                     23.23%       16.79%         13.10%          3.99%          6.20%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)                $52,137      $59,360        $63,301        $48,936        $23,591
Ratio of Expenses to Average Net
 Assets (B)                                              0.23%        0.18%          0.18%          0.24%          0.46%
Ratio of Net Investment Income to
 Average Net Assets (B)                                  2.81%        2.86%          2.55%          2.59%          2.66%
Portfolio turnover rate                                173.60%      169.04%        206.43%        169.10%        220.34%



---------------------------------------------------

(A) Total Return on Net Asset Value is net of the management fee of 0.75% per annum.
(B) Ratios include all management fees and expenses except for the program services fee.

                                                               [ANDERSEN LOGO]

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS





To the Shareholders and Board of Directors of AHA Investment Funds, Inc.-
    Full Maturity Fixed Income Portfolio
    Limited Maturity Fixed Income Portfolio
    Diversified Equity Portfolio
    Balanced Portfolio:

We have audited the accompanying statements of assets and liabilities of AHA INVESTMENT FUNDS, INC. (a Maryland corporation, comprising the Full Maturity Fixed Income Portfolio, Limited Maturity Fixed Income Portfolio, Diversified Equity Portfolio and Balanced Portfolio), including the portfolios of investments, as of June 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmations from brokers and, when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting AHA Investment Funds, Inc. as of June 30, 2001, and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.



/s/ Arthur Andersen LLP

Chicago, Illinois
August 3, 2001

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


------------------------------------------------------------------------------
For each of the investment managers of AHA Investment Funds, Inc., a performance discussion is provided on its segment of the Portfolio. Each of the investment managers' discussions includes an analysis of investment performance during the fiscal year ended June 30, 2001 and a description of the principal factors, including market conditions, investment strategies, and techniques that affected performance. Past performance is not predictive of future performance.

Also included are graphs comparing the performance of the Portfolios to the performance of broad based securities market indices. These graphs show the growth of $10,000 invested in each Portfolio and the growth of the same amount invested in a comparable index since inception of the Portfolio through June 30, 2001. The graph of each of the Portfolios is shown, net of all fees and expenses. These fees include the program services fee of the AHA Program. The graphs assume the reinvestment of all dividends/interest for both the Portfolios and indices. Listed below is additional information related to the Portfolios.


FULL MATURITY FIXED INCOME PORTFOLIO
--------------------------------------------------------------- ------------------------------ -----------------------
INVESTMENT MANAGER                                              STARTING DATE                  PERCENT OF PORTFOLIO
--------------------------------------------------------------- ------------------------------ -----------------------

Western Asset Management Company                                July 1, 1995                             50%
Robert W. Baird & Company                                       July 1, 2000*                            50%
* Investment team formerly with FIRMCO and has advised
  the portfolio since December 1996
--------------------------------------------------------------- ------------------------------ -----------------------

LIMITED MATURITY FIXED INCOME PORTFOLIO
--------------------------------------------------------------- ------------------------------ -----------------------

INVESTMENT MANAGER                                              STARTING DATE                  PERCENT OF PORTFOLIO
--------------------------------------------------------------- ------------------------------ -----------------------
The Patterson Capital Corporation                               December 22, 1988                       100%

--------------------------------------------------------------- ------------------------------ -----------------------

DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------- ------------------------------ -----------------------

INVESTMENT MANAGER                                              STARTING DATE                  PERCENT OF PORTFOLIO
--------------------------------------------------------------- ------------------------------ -----------------------
Cambiar Investors, Inc.                                         October 20, 1988                         50%
Freeman Associates Investment Management LLC                    December 1, 1993                         50%

--------------------------------------------------------------- ------------------------------ -----------------------

BALANCED PORTFOLIO
--------------------------------------------------------------- ------------------------------ -----------------------

INVESTMENT MANAGER                                              STARTING DATE                  PERCENT OF PORTFOLIO
--------------------------------------------------------------- ------------------------------ -----------------------
Cambiar Investors, Inc.                                         December 1, 1993                         50%
Western Asset Management Company                                July 1, 1995                             30%
Freeman Associates Investment Management LLC                    June 15, 1999                            20%

--------------------------------------------------------------- ------------------------------ -----------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE





------------------------------------------------------------------------------
AHA FULL MATURITY FIXED INCOME PORTFOLIO
WESTERN ASSET MANAGEMENT COMPANY (MANAGES 50% OF THE PORTFOLIO)
During the fiscal year ended June 30, 2001, the total return of the AHA Full Maturity Fixed Income Portfolio, net of all fees and expenses, was 10.61% compared to the Lehman Brothers Intermediate Gov/Credit Bond Index (LB Inter G/C Index), which had a total return of 11.04% for the same period. The gross return of the segment of the Portfolio, managed by Western Asset Management Company (WAMCO) was 11.59%. The principal factors, which affected performance during this period, are discussed below.

The bond market was quite strong during fiscal year 2001, especially when compared to sagging equity markets around the globe. Indeed, for the three years ending June 30, 2001, the U.S. investment grade bond market exceeded the returns on the S&P 500 by a comfortable margin.

Strong bond performance can be traced to two significant developments: 1) the pronounced weakening of the U.S. economy, which unfolded in accelerating fashion throughout the period; and 2) the aggressive, though somewhat tardy, actions of the Federal Reserve to cut short-term interest rates from 6.5% to 3.75% in the first six months of 2001 in response to emerging economic weakness. Since the Fed had been aggressively tightening in the prior year in order to slow the economy, a dramatic reversal of these conditions spelled relief for almost every sector of the bond market.

Very tight monetary policy had caused yields on non-Treasury issues to widen relative to Treasury yields, so as policy eased, spreads narrowed. Thus, most corporate and mortgage-backed bonds outperformed comparable Treasuries last year. Easier monetary policy also led to a sharp decline in real yields, thus benefiting the Treasury's inflation-indexed TIPS, which also captured the benefits of relatively high headline inflation. The only sector with disappointing returns was the long-maturity sector; although short-term rates fell by hundreds of basis points, long-term rates fell hardly at all as the yield curve experienced a dramatic steepening. At the same time, this steepening helped intermediate-maturity securities to deliver the best overall returns on a risk-adjusted basis. In other markets, the dollar rose strongly against most major currencies, as Fed easing was viewed as bolstering the economy's long-term growth prospects. Commodity prices were uniformly weak, reflecting a combination of deflationary forces and a weakening global economy.

In the midst of spreading economic gloom this past year, prospects for long-term growth were brightened by the passage of tax-cut legislation a few months ago, and by a substantial decline in energy prices. Investor optimism was further boosted by the combination of cheaper energy and monetary and fiscal ease. Arguing for caution, however, the economy is still showing no clear signs of recovery, economic weakness has spread globally, and scheduled tax cuts are fairly

WESTERN ASSET MANAGEMENT COMPANY (MANAGES 50% OF THE PORTFOLIO)

modest and phased in, so even conservative projections of federal revenues show a sizeable surplus which could prove to be a drag on growth for years. Plus, commodity markets continue to be plagued by deflationary forces, and emerging markets are sagging as Argentina totters on the verge of default. Despite these concerns, the market expects the economy to enjoy a fairly significant V-shaped recovery by year-end.

WAMCO's outlook is not so sanguine, in contrast, as they expect the economy will be slow to recover, and inflation pressures should decline markedly. Although WAMCO does not expect a full-blown recession, they are cognizant of the risk of further economic weakness, and so have structured the portfolio somewhat defensively. They continue to expect yields to fall, particularly at the long end of the yield curve. WAMCO has scaled back exposure to the credit sectors and upgraded overall quality, while emphasizing the higher-quality agency and mortgage-backed sectors where spreads are still quite generous. WAMCO has also scaled back exposure to TIPS, in recognition of lower yields, but continue to believe they offer attractive hedging properties.

WAMCO's portion of the portfolio outperformed its benchmark for the twelve-month period ended June 30, 2001, with a gross return of 11.59% vs. 11.04% for the Lehman Inter G/C Index. Sources of positive return: a moderately long duration exposure which benefited from declining yields; a moderately overweight exposure to corporate and mortgage-backed sectors, which benefited from narrowing spreads; and a moderately overweight exposure to TIPS. Offsetting these gains to a significant extent was the portfolio's barbelled exposure to maturities for the balance of the period. Although the portfolio was structured to benefit somewhat from the steepening of the yield curve in late-2000 and early-2001, the subsequent and massive steepening of the curve caused the portfolio's longer-maturity bonds to lag.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


------------------------------------------------------------------------------
AHA FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
ROBERT W. BAIRD & COMPANY (MANAGES 50% OF THE PORTFOLIO)


During the fiscal year ended June 30, 2001, the total return of the Full Maturity Fixed Income Portfolio, net of all fees and expenses, was 10.61% compared to the Lehman Brothers Aggregate Bond Index ("the Benchmark"), which had a total return of 11.23% for the same period. The gross return of the segment of the Portfolio managed by Robert W. Baird & Company ("Baird") was 12.46%. The principal factors, which affected performance during this period, are discussed below.

In the portion of the AHA FULL MATURITY FIXED INCOME Portfolio,("the Portfolio"), managed by Baird , the objective is to provide an annual rate of total return comparable to that of the LB Aggregate Index, before Fund expenses. The Benchmark is a widely accepted composite of securities representing the bond market in its entirety.

In order to achieve this objective, Baird sets the risk of the portfolio equal to the benchmark to give the portfolio benchmark-like characteristics and performance. This is done by keeping the assets of the Portfolio "DURATION NEUTRAL*" to the assets of the Benchmark. Whereas many fixed income managers lengthen (shorten) a portfolio's average maturity or duration when they expect interest rates to decline (rise), Baird does not. Regardless of interest rate forecasts, Baird holds the duration of the Portfolio equivalent to that of the Benchmark. This ensures that the Portfolio has the same sensitivity to changes in interest rates as the Benchmark.

ROBERT W. BAIRD & COMPANY (MANAGES 50% OF THE PORTFOLIO)

Baird's philosophy is to add value in several ways:

      (1) YIELD CURVE POSITIONING  Selecting the "maturity mix" of securities in the fund, Baird may overweight or
                                   underweight certain maturity segments
                                   versus their Benchmark weightings. This is done while maintaining the overall portfolio duration equivalent to that of its Benchmark.

      (2) SECTOR ALLOCATION        Selecting sectors of the bond market to
                                   over/ underweight in the Fund versus the Benchmark weightings. The various sectors include U.S. Treasury, U.S. Government
                                   Agency, Mortgage-Backed Securities,
                                   Asset-Backed Securities, Cash Equivalents, and various corporate sectors such as:
                                   Industrials, Utilities, Finance, and
                                   International.

      (3) ISSUE SELECTION          Selecting securities for the Fund is the
                                   building block of all of our added value work. Every security that is evaluated for purchase in the Fund is thoroughly researched and tested. With just 55 securities in Baird's portion of the Portfolio, (compared to the Benchmark which has over 6100), Baird is very opinionated about each and every security that they choose to buy and hold.

* DURATION is a mathematical measure of a bond or bond portfolio's potential sensitivity to changes in interest rates. It is similar to "average maturity" in that it is a measure in years, but it is more precise. Whereas a bond's average maturity takes into account only its final principal cash flow, duration takes into account a bond's periodic coupon payments and it's principal cash flow, weighting each of these by the time until their receipt.

Over the last twelve months the yield curve has been dynamic to say the least. The curve spent time positively sloped, negatively sloped, and flat from 2 years to 30 years. From data point to data point the curve ended 6/30/01 with a 150 basis point spread between 2 year and 30 year bonds as interest rates fell significantly in the short end (200 basis points) and only 20 basis points on the long end. In attempting to achieve its objective, the Portfolio may invest in securities with very long remaining maturities, (30 years or longer), in addition to shorter bonds and notes. As of June 30, 2001, the Baird managed portion of this Portfolio had an overall AVERAGE PORTFOLIO MATURITY OF 8.3 YEARS, AND DURATION OF 4.7 YEARS. This duration was equivalent to that of the Lehman Brothers Aggregate Bond Index.

Baird managed portion of the Portfolio tracked the return of the Benchmark and added 123 basis points of incremental value, before fund expenses. Baird attributes this added value to successful implementation of three broad investment strategies: yield curve positioning, sector allocation, and issue selection.

ROBERT W. BAIRD & COMPANY (MANAGES 50% OF THE PORTFOLIO)

Yield Curve Positioning: Baird allocated the portfolio along several points of the curve. In particular, the 4,7,10, and 15-year part of the curve. Generally, corporate and agency are used on the intermediate part of the curve and Treasury on the longer end of the curve. As the yield curve steepened in the first half of 2001, Baird added to the 10-year part of the curve.

Sector Allocation: The Portfolio is overweighted in several sectors. Baird purchased asset backed securities, such as securitized residential loans in the form of home equity loans (HEL) and manufactured housing loans (MFH) as substitutes for the pass-through mortgages in the benchmark. This approach continues to work well in volatile interest rate environments because these assets are less pre-payment sensitive. The asset-backed securities that Baird owns tend to be very highly rated (Aaa/AAA) and very liquid. These issues contributed favorably to the Portfolio's performance. Baird was overweight to corporate sectors such as finance, industrial, and utility. The overweight to corporate in 2001 was beneficial to the portfolio as credit spreads narrowed.

Issue Selection: Over the last twelve months the portfolio has performed well due in large part to avoiding severe credit blow-ups. It's not only what was bought that helped the portfolio, but also what was not that helped the portfolio. Baird did not go unscathed over the last twelve months, but the positions carried are small enough and the portfolio remains well diversified to help minimize the downside in this difficult credit environment.

IN TERMS OF QUALITY, TWO-THIRDS OF THE PORTFOLIO MANAGED BY BAIRD ADVISORS IS INVESTED IN OBLIGATIONS RATED "AAA" OR higher. These obligations are primarily composed of U.S. Treasury bonds, agency mortgage-backed obligations and asset-backed securities. While the majority of the assets are of the highest quality, the Fund has significant exposure (30%) to "A" and "Baa" rated securities. These investment-grade bonds contributed favorably to the Fund's outperformance during the last twelve months ended June 30, 2001.

Since beginning work on behalf of the AHA Full Maturity Fixed Income Portfolio in December of 1996, Baird has adhered to the same investment management discipline. THE HALLMARK OF THEIR APPROACH HAS BEEN CONSISTENT PERFORMANCE IN ALL MARKET ENVIRONMENTS.

AHA FULL MATURITY FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------
Inception date: October 20, 1988                     June 30, 2001 NAV: $10.10


AVERAGE ANNUALIZED TOTAL RETURN



                   FULL MATURITY         LB INTERMEDIATE GOV/CREDIT

Last Year                  10.61%                             11.05%
Last Five Years             7.03%                              7.01%
Last Ten Years              7.32%                              7.33%
Since Inception*            8.09%                                --



GROWTH OF $10,000

                                   [GRAPH]

                          FULL MATURITY           LB INTERMEDIATE GOV/CREDIT INDEX
       1988               $       10,000                $       10,000
       1989               $       10,860                $       10,842
       1990               $       11,362                $       11,692
       1991               $       12,256                $       12,922
       1992               $       13,930                $       14,623
       1993               $       15,599                $       16,157
       1994               $       15,376                $       16,115
       1995               $       17,065                $       17,787
       1996               $       17,676                $       18,677
       1997               $       19,107                $       20,028
       1998               $       21,056                $       21,735
       1999               $       21,499                $       22,643
       2000               $       22,448                $       23,595
       2001               $       24,830                $       26,203


COMPARISON OF CHANGE IN A $10,000 INVESTMENT IN THE AHA FULL
MATURITY FIXED INCOME PORTFOLIO & LEHMAN BROTHERS INTERMEDIATE
GOV/CREDIT BOND INDEX FOR THE YEAR ENDED JUNE 30, 2001.



FIXED INCOME PORTFOLIO DIAGNOSTICS             FULL MATURITY

Ticker Symbol                                  AHFMX
Total Number of Issues                         133
Average Quality Rating                         AA
Average Yield-to-Maturity                      5.93%
Average Current Yield                          6.48%
Average Maturity                               10.6 Years
Average Duration                               4.9 Years




CREDIT QUALITY BREAKDOWN

AAA                                           25.8%
A+                                             3.2%
A                                             10.8%
BBB+/BBB                                      12.3%
BB+                                            1.1%
US Treasury                                   20.9%




SECTOR DISTRIBUTION

Agency                                         2.1%
Asset-Backed                                  20.5%
Cash                                           0.9%
CMBS                                          25.8%
CMOs                                           4.0%
Finance, Banking & Brokerage                   8.4%
Industrials                                   10.7%
International                                  2.5%
Pass-Throughs                                  1.2%
US Treasury                                   20.9%
Utilities                                      3.0%


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE



------------------------------------------------------------------------------
LIMITED MATURITY FIXED INCOME PORTFOLIO
THE PATTERSON CAPITAL CORPORATION (MANAGES 100% OF THE PORTFOLIO)
During the fiscal year ended June 30, 2001, the total return of the Limited Maturity Fixed Income Portfolio ("the Portfolio"), net of all fees and expenses, was 9.17% compared to the 90-Day U.S. Treasury Bills, which had a total return of 5.56% and the Lehman Brothers 1-3 year Government Bond Index, which had a total return of 9.27% for the same period. The gross return of the Portfolio managed by The Patterson Capital Corporation ("Patterson") was 10.05%. The principal factors, which affected performance during the fiscal year, are discussed below.

The last twelve months have proved a challenge for all investors, individual and institutional alike, for both equities and bonds. The AHA Limited Maturity Portfolio, managed since 1988 by The Patterson Capital Corporation, has weathered this year remarkably well, with a gross return of 10.05% vs. the performance benchmark, the 1-2.99 year Merrill Treasury Index, of 9.02%. For this same period of time Treasury bills returned just 5.56%. THIS IS THE BEST TWELVE-MONTH PERIOD FOR THE LIMITED MATURITY PORTFOLIO IN THE LAST NINE YEARS.

The consumption and investment excesses of recent years finally came to roost during the last twelve months. The Federal Reserve, which had been raising short-term interest rates to reign in an economy that was growing at a rate of 5%, had raised the overnight bank lending rate to 6.0% by the summer of 2000. The Fed remained on hold for the next six months, and the higher rates did slow the economy, perhaps more than anticipated.

Gross Domestic Product, a barometer of the state of the economy, has fallen from the 5% level to just over 1.00% in the first quarter of 2001. All measures of strength in the manufacturing sector have fallen to recessionary levels, and unemployment, which bottomed at 3.9%, has begun to creep up slowly. The volatile activity of the equity markets has captured everyone's attention, and the downward price pressure shows no signs of abating. To help breathe life back into the economy, the Federal Reserve once again came to the rescue of the market and lowered interest rates from 6.5% to 3.75% during just the first six months of 2001. This marks Chairman Greenspan's most aggressive interest rate activity on record.

As the equity markets and the economy softened, interest rates on corporates, asset-backed, mortgages and agencies rose to extremely wide levels compared to the Treasury sector. For example, on 6/30/99 the yield advantage of being in 2-year corporates as opposed to 2-year Treasuries was .65%, or slightly over one half percent. By 6/30/00 this yield advantage was a full percentage point, 1.00%, with Treasuries yielding 6.45% and corporates yielding 7.45%. This effectively meant that, without taking any maturity risk relative to the benchmark, a portfolio composed of non-Treasuries would outperform the index on an annual basis by 1.00% (if the yield advantage remained constant). Because of this increased yield advantage, our main strategy during the last year was to GENERATE EXCESS PERFORMANCE ON THE PORTFOLIO BY INCREASING ITS YIELD, without sacrificing quality in the process.

THE PATTERSON CAPITAL CORPORATION (MANAGES 100% OF THE PORTFOLIO)


In order to do this, Patterson Capital significantly reduced the portfolio's Treasury and agency exposure, and increased holdings in corporates, asset-backed and short dated CMOs (collateralized mortgage obligations). While we have typically maintained a 40-50% exposure to Treasuries and agencies, we swapped out of all Treasuries and most agencies by the end of 2000 in favor of higher yielding--yet high quality--securities. For example, as of 6/30/00 the Limited Maturity Portfolio had 59% in U. S. Governments, while it currently has just 15%.

At the same time, we kept a fairly neutral stance compared to the index in terms of maturity risk and maintained a high AA average quality in the portfolio. The portfolio's lowest rating is "A", and a full 70% of the portfolio is "AAA". The sector weighting of corporates heavily favored financial holdings, and this strategy benefited from the drop in interest rates. Asset-backed purchases were limited to AAA credit card and auto receivables.

In support of our performance expectations, the portfolio has returned 1% more than the LB Govt. 1-3 Year index for the year, gross return of 10.05% vs. 9.02%. For the longer three-year period ending 6/30/01, Patterson returned 6.74% on an annualized basis vs. the Merrill performance benchmark at 6.31%. During this same three-year period, the portfolio has exceeded the return of both the Lehman Brother's Aggregate Bond Index with a return of 6.26%, and the S & P 500 stock index with a return of 3.89%. This is affirmation of the fact that a short duration portfolio, like the one Patterson Capital manages for AHA, provides a significant amount of added value to any mix of investment styles. This consistently high level of performance has earned the portfolio a five star rating (the highest) for the last 3- and 5-year periods in the "Morningstar" mutual fund database.

AHA LIMITED MATURITY FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------
*Inception date: December 22, 1988                   June 30, 2001 NAV: $10.43

AVERAGE ANNUALIZED TOTAL RETURN


                  LIMITED MATURITY              90-DAY T-BILLS       MERRILL LYNCH TREASURY 1-3 YEARS
                  -----------------             ---------------      --------------------------------

Last Year                     9.17%                       5.56%                                 9.02%
Last Five Years               6.04%                       5.29%                                 6.47%
Last Ten Years                5.89%                       4.86%                                 6.40%
Since Inception*              6.87%                         --                                    --

-----------------------------------------------------------------------------------------------------

GROWTH OF $10,000


                  LIMITED MATURITY              90-DAY T-BILLS               ML TREAS 1-3 YEAR
                  -----------------             ---------------              -----------------

       1988       $          10,000             $       10,000               $          10,000
       1989       $          10,501             $       10,451               $          10,635
       1990       $          11,186             $       11,288               $          11,524
       1991       $          12,136             $       12,052               $          12,705
       1992       $          13,406             $       12,598               $          14,017
       1993       $          14,143             $       12,989               $          14,934
       1994       $          14,303             $       13,433               $          15,161
       1995       $          15,331             $       14,160               $          16,324
       1996       $          16,045             $       14,946               $          17,214
       1997       $          17,013             $       15,757               $          18,343
       1998       $          18,052             $       16,590               $          19,592
       1999       $          18,881             $       17,402               $          20,588
       2000       $          19,705             $       18,366               $          22,759
       2001       $          21,513             $       19,393               $          24,726


COMPARISON OF CHANGE IN A $10,000 INVESTMENT IN THE AHA LIMITED
MATURITY FIXED INCOME PORTFOLIO, 90 DAY T-BILLS, & MERRILL LYNCH
TREASURY 1-3 YEAR BOND INDEX FOR THE YEAR ENDED JUNE 30, 2001.




FIXED INCOME PORTFOLIO DIAGNOSTICS                    FULL MATURITY
Ticker Symbol                                         AHLFX
Total Number of Issues                                57
Average Quality Rating                                AA+
Average Yield-to-Maturity                             6.16%
Average Current Yield                                 4.79%
Average Maturity                                      1.7 Years
Average Duration                                      1.6 Years






CREDIT QUALITY BREAKDOWN
AAA                              58.6%
AA                                1.2%
A                                10.9%
A+                                8.8%
A-                                3.5%
AA-                               2.3%
US Treasury                       0.0%
Agency                           16.8%




SECTOR DISTRIBUTION
Asset-Backed                     40.3%
CMBS                              5.4%
Industrials                      11.9%
Finance, Banking & Brokerage     11.2%
Cash                              1.2%
Agency                           16.5%
CMOs                             13.5%


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE




------------------------------------------------------------------------------
AHA DIVERSIFIED EQUITY PORTFOLIO
FREEMAN ASSOCIATES INVESTMENT MANAGEMENT LLC (MANAGES 50% OF THE PORTFOLIO) During the fiscal year ended June 30, 2001, the total return of the Diversified Equity Portfolio, net of all fees and expenses, was 1.17%, compared to the S&P 500 Stock Index, which had a total return of -14.83% for the same period. The gross return of the segment of the Portfolio managed by Freeman Associates Investment Management LLC ("Freeman") was -10.13%. The principal factors, which affected the performance during the fiscal year, are discussed below.

For the fiscal year ending, June 30, 2001, the portion of the AHA Diversified Equity Portfolio managed by Freeman had a gross return -10.13%. The investment goal is to outperform the S&P 500 Index by an average of 100-150 basis points over a full market cycle. This year Freeman succeeded in outperforming the S&P 500 index by 4.70%. While it has been a tough market for investors, Freeman's mandate is to be fully invested at all times and they did outperform the benchmark by a significant margin.

The big change that took place in the past fiscal year is the death of the growth equity market. This has been a favorable one for core value equity managers such as Freeman that focus on fundamental variables such as cash flow and earnings and also look at recent price performance as well as changes in analysts' earnings estimates. Change in forecast earnings (CFE) has been a quirky variable this year, as companies' earnings pre-announcement information has frequently already been priced into the market. Thus when Intel, for instance, pre-announced negative earnings estimates, the share price actually rose. Thus this factor, which is normally a statistically reliable element, did not work as well as it has previously. All other factors have contributed positively to Freeman's performance this year. As usual, tight risk control policies and industry-neutral stance kept returns paralleling those of the benchmark during the course of the year.

CAMBIAR INVESTORS, INC. (MANAGES 50% OF THE PORTFOLIO)
During the fiscal year ended June 30, 2001 the total return of the AHA Diversified Equity Portfolio, net of all fees and expenses, was 1.17%, compared to the S&P 500 Stock Index, which had a total return of -14.83% for the same period. The gross return for the segment of the Portfolio managed by Cambiar Investors, Inc. ("Cambiar") was 15.96%. The principal factors, which affected performance during the fiscal year, are discussed below.

During the AHA Investment Funds' fiscal year ending June 30, 2001, financial markets faced several discernable uncertainties. These included whether or not the U.S. would endure a recession in the year 2001, the impact of slower spending on information technology and an uncertain corporate profit outlook for 2001. For the better part of this fiscal year, there was a demonstrable slide in corporate earnings for the preponderance of companies geared to discretionary business spending. Moreover, there is not a great deal of conviction that this situation can reverse itself quickly. As a general rule, stock markets do not tolerate uncertainties well, which caused the year to be the worst for aggregate market performance (as measured by the S&P 500), since 1977. The technology-heavy NASDAQ index declined by roughly 45% for the year, registering the worst annual performance for a major U.S. stock index since the Great Depression.

Although not completely immune from the recent carnage, Cambiar's disciplined value style of investing helped to limit downside risk while strategic flexibility provided the opportunity to generate superior returns. Cambiar's approach of uncovering companies with strong management teams, solid long-term fundamentals and conservative valuations was the key to successful performance over time. During the fiscal year ending June 30, 2001, the Cambiar portion of the AHA Diversified Equity Portfolio performed very well despite this economic environment, had a gross return of 15.96% versus a loss of 14.83% for the S&P 500 and a gain of 10.33% for the Russell 1000 Value indices

In a slow or stagnant economic environment, effective investment management requires some fine-tuning. Many of the great investment themes of the past years such as Internet infrastructure, financial services, and mobile communications equipment are likely to face a challenging environment. Cambiar's perspective, this creates a much different sort of investment backdrop. It becomes less important to identify and hang on to major macro-investment themes and more critical to gauge sentiment and relative valuation. When expectations and valuation are low, stocks can perform quite well. The risk in a stagnant economy is to own stocks where expectations are elevated. Identifying stocks for which expectations are unreasonably low is Cambiar's specialty.

Going forward, Cambiar's analysis is that the equity market exuberance of late 1999 and early 2000 will not be reprised any time soon. Nonetheless, there are reasons to think the downturn in stock prices may be near a bottom, particularly as the excessive optimism surrounding a quick, sharp economic recovery is dissipating and the Fed continues to liquefy the monetary system by interest rate cuts. However, Fed actions take several quarters to work through the economy, and near-term earnings visibility is extremely poor. The market is extremely skittish and appears unlikely to rally consistently until investors become much more confidant that the outlook is improving. Until then, Cambiar anticipates continued high volatility but little positive overall market performance. In this environment, the best course of action is for Cambiar to continue to focus on their long term disciplined approach to individual stock selection and purchasing company stock at inexpensive prices.

CAMBIAR INVESTORS, INC. (MANAGES 50% OF THE PORTFOLIO)


In the market environment of June 2001, Cambiar is looking more at classically defensive industries such as health care, consumer products, and non-credit financials than in other circumstances, with a continued investment approach, which emphasizes bottoms-up analysis and company specific selection.

AHA DIVERSIFIED EQUITY PORTFOLIO                          TICKER SYMBOL: AHDEX
------------------------------------------------------------------------------
*Inception date: October 20, 1988                    June 30, 2001 NAV: $15.90



AVERAGE ANNUALIZED TOTAL RETURN
                                 DIVERSIFIED                  S&P 500
                                 -----------                  -----------

Last Year                               1.17%                     (14.82)%
Last Five Years                        15.87%                      14.47%
Last Ten Years                         15.86%                      15.09%
Since Inception*                       15.78%                         --

--------------------------------------------------------------------------


GROWTH OF $10,000

[CHART]



EQUITY PORTFOLIO DIAGNOSTICS              DIVERSIFIED                  S&P 500

Market Capitalization (in billions)       $60.5                        $113.4
Total Number of Issues                    166                          500
Price/Earnings Ratio                       19.9x                         26.4x
Price/Book Ratio                            3.2x                          3.9x
Price/Sales Ratio                           1.5x                          3.6x
Dividend Yield                              1.3%                          1.3%
EPS Growth-Past 5 Years                    12.2%                         17.3%
Sales Growth-Past 5 Years                   9.4%                         14.6%
Return on Equity                           19.3%                         25.4%

----------------------------------------------------------------------------------




TOP TEN HOLDINGS

Abbott Labs                                                                  2.6%
Verizon Communications                                                       2.4%
Electronic Data Systems                                                      2.3%
Diageo PLC                                                                   2.2%
Watson Pharmaceuticals                                                       2.0%
Fleet Boston Financial Group                                                 2.0%
Schering-Ploug                                                               2.0%
Unisys Corp.                                                                 1.8%
General Motors                                                               1.8%
BMC Software                                                                 1.7%

----------------------------------------------------------------------------------



EQUITY SECTOR ALLOCATION


[CHART]



Energy                                                                       7.3%
Health Care                                                                 18.8%
Telecommunication Services                                                   8.4%
Consumer Staples                                                             6.9%
Utilities                                                                    1.1%
Information Technology                                                      20.2%
Industrials                                                                  5.2%
Materials                                                                    1.2%
Consumer Discretionary                                                       9.9%
Financial Services                                                          21.0%

----------------------------------------------------------------------------------



                 DIVERSIFIED EQUITY           S&P 500 STOCK INDEX
                 ------------------           -------------------
       1988      $           10,000           $            10,000
       1989      $           11,445           $            11,800
       1990      $           12,334           $            13,745
       1991      $           12,733           $            14,762
       1992      $           14,661           $            16,743
       1993      $           16,783           $            19,020
       1994      $           17,489           $            19,290
       1995      $           21,007           $            24,310
       1996      $           26,556           $            30,627
       1997      $           35,312           $            41,250
       1998      $           43,804           $            53,685
       1999      $           52,084           $            65,905
       2000      $           54,836           $            70,675
       2001      $           55,476           $            60,198


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE



------------------------------------------------------------------------------
AHA BALANCED PORTFOLIO
WESTERN ASSET MANAGEMENT COMPANY (MANAGES 30% OF THE PORTFOLIO)
During the fiscal year ended June 30, 2001, the total return, net of all fees and expenses, of the AHA Balanced Portfolio was 6.21%, compared to 2.45% for a mix of 60% Lehman Brothers Intermediate Gov/Credit Bond Index ("LB Inter
G/C Index"), 30% S&P 500 Stock Index and 10% 90 Day T-Bills. The gross return for the segment of the Portfolio managed by WAMCO was 10.84%, compared to the LB Inter G/C Index, which had a total return of 11.04% for the same period. The principal factors, which affected performance during the fiscal year, are discussed below. WAMCO manages the fixed income portion of the AHA Balanced Portfolio.

The bond market was quite strong during fiscal year 2001, especially when compared to sagging equity markets around the globe. Indeed, for the three years ending June 30, 2001, the U.S. investment grade bond market exceeded the returns on the S&P 500 by a comfortable margin.

Strong bond performance can be traced to two significant developments: 1) the pronounced weakening of the U.S. economy, which unfolded in accelerating fashion throughout the period; and 2) the aggressive, though somewhat tardy, actions of the Federal Reserve to cut short-term interest rates from 6.5% to 3.75% in the first six months of 2001 in response to emerging economic weakness. Since the Fed had been aggressively tightening in the prior year in order to slow the economy, a dramatic reversal of these conditions spelled relief for almost every sector of the bond market.

Very tight monetary policy had caused yields on non-Treasury issues to widen relative to Treasury yields, so as policy eased, spreads narrowed. Thus, most corporate and mortgage-backed bonds outperformed comparable Treasurys last year. Easier monetary policy also led to a sharp decline in real yields, thus benefiting the Treasury's inflation-indexed TIPS, which also captured the benefits of relatively high headline inflation. The only sector with disappointing returns was the long-maturity sector; although short-term rates fell by hundreds of basis points, long-term rates fell hardly at all as the yield curve experienced a dramatic steepening. At the same time, this steepening helped intermediate-maturity securities to deliver the best overall returns on a risk-adjusted basis. In other markets, the dollar rose strongly against most major currencies, as Fed easing was viewed as bolstering the economy's long-term growth prospects. Commodity prices were uniformly weak, reflecting a combination of deflationary forces and a weakening global economy.

WESTERN ASSET MANAGEMENT COMPANY (MANAGES 30% OF THE PORTFOLIO)


In the midst of spreading economic gloom this past year, prospects for long-term growth were brightened by the passage of tax-cut legislation a few months ago, and by a substantial decline in energy prices. Investor optimism was further boosted by the combination of cheaper energy and monetary and fiscal ease. Arguing for caution, however, the economy is still showing no clear signs of recovery, economic weakness has spread globally, and scheduled tax cuts are fairly modest and phased in, so even conservative projections of federal revenues show a sizeable surplus which could prove to be a drag on growth for years. Plus, commodity markets continue to be plagued by deflationary forces, and emerging markets are sagging as Argentina totters on the verge of default. Despite these concerns, the market expects the economy to enjoy a fairly significant V-shaped recovery by year-end.

WAMCO's outlook is not so sanguine, in contrast, as they expect the economy will be slow to recover, and inflation pressures should decline markedly. Although WAMCO does not expect a full-blown recession, they are cognizant of the risk of further economic weakness, and so have structured the portfolio somewhat defensively. They continue to expect yields to fall, particularly at the long end of the yield curve. WAMCO has scaled back exposure to the credit sectors and upgraded overall quality, while emphasizing the higher-quality agency and mortgage-backed sectors where spreads are still quite generous. WAMCO has also scaled back exposure to TIPS, in recognition of lower yields, but continue to believe they offer attractive hedging properties.

WAMCO's portion of the portfolio underperformed its benchmark for the twelve-month period ending June 30, 2001, with a gross return of 10.84% vs. 11.04% for the Lehman Inter G/C Index. Sources of positive return: a moderately long duration exposure which benefited from declining yields; a moderately overweight exposure to corporate and mortgage-backed sectors, which benefited from narrowing spreads; and a moderately overweight exposure to TIPS. Offsetting these gains to a significant extent was the portfolio's barbelled exposure to maturities for the balance of the period. Although the portfolio was structured to benefit somewhat from the steepening of the yield curve in late-2000 and early-2001, the subsequent and massive steepening of the curve caused the portfolio's longer-maturity bonds to lag.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE





------------------------------------------------------------------------------
CAMBIAR INVESTORS, INC. (MANAGES 50% OF THE PORTFOLIO)
During the fiscal year ended June 30, 2001, the total return, net of all fees and expenses, of the Balanced Portfolio was 6.21%, compared to 2.45% for a mix of 60% Lehman Brothers Intermediate Gov/Credit Bond Index ("LB Inter G/C Index"), 30% S&P 500 Stock Index and 10% 90 Day T-Bills. The gross return for the segment of the Portfolio managed by Cambiar Investors, Inc. ("Cambiar") was 13.04%, compared to the S&P 500 Stock Index, which had a total return of -14.83% for the same period. The principal factors, which affected performance during the fiscal year, are discussed below.

During the AHA Balanced Portfolio's fiscal year ending June 30, 2001, financial markets faced several discernable uncertainties. These included whether or not the U.S. may endure a recession in the year 2001, the impact of slower spending on information technology and an uncertain corporate profit outlook for 2001. For the better part of this fiscal year, there has been a demonstrable slide in corporate earnings for the preponderance of companies geared to discretionary business spending. Moreover, there is not a great deal of conviction that this situation can reverse itself quickly. As a general rule, stock markets do not tolerate uncertainties well, which caused the year to be the worst for aggregate market performance (as measured by the S&P 500), since 1977. The technology-heavy NASDAQ index declined by roughly 45% for the year, registering the worst annual performance for a major U.S. stock index since the Great Depression.

Although not completely immune from the recent carnage, Cambiars' disciplined value style of investing helped to limit downside risk while our flexibility provided the opportunity to generate superior returns. Cambiar's approach of uncovering companies with strong management teams, solid long-term fundamentals and conservative valuations is the key to successful performance over time. For the fiscal year ending June 30, 2001, the Cambiar portion of the AHA Balanced Portfolio performed very well during this environment, returning 13.04% (gross of fees), respectively, versus a loss of 14.83% for the S&P 500 and a gain of 10.33% for the Russell 1000 Value indices.

In a slow or stagnant economic environment, effective investment management may require some fine-tuning. Many of the great investment themes of the past years such as Internet infrastructure, financial services, and mobile communications equipment are likely to face a challenging environment. From Cambiars' perspective, this creates a much different sort of investment backdrop. It becomes less important to identify and hang on to major macro-investment themes and more critical to gauge sentiment and relative valuation. When expectations and valuation are low, stocks can perform quite well. The risk in a stagnant economy is to own stocks where expectations are elevated. Identifying stocks for which expectations are unreasonably low is what Cambiar has always specialized in.

CAMBIAR INVESTORS, INC. (MANAGES 50% OF THE PORTFOLIO)


Going forward, Cambiar's analysis is that the equity market exuberance of late 1999 and early 2000 will not be reprised any time soon. Nonetheless, there are reasons to think the downturn in stock prices may be near a bottom, particularly as the excessive optimism surrounding a quick, sharp economic recovery is dissipating and the Fed continues to liquefy the monetary system by interest rate cuts. However, Fed actions take several quarters to work through the economy, and near-term earnings visibility is extremely poor. The market is extremely skittish and appears unlikely to rally consistently until investors become much more confident that the outlook is improving. Until then, Cambiar anticipates continued high volatility but little positive overall market performance. In this environment, the best course of action is for Cambiar to continue to focus on their long term disciplined approach to individual stock selection and purchasing company stock at inexpensive prices.

In the market environment of June 2001 Cambiar is looking more at classically defensive industries such as health care, consumer products, and non-credit financials than in other circumstances, with a continued investment approach which emphasizes bottoms-up analysis and company specific selection.

MANAGEMENT DISCUSSION OF FUND
PERFORMANCE



------------------------------------------------------------------------------
FREEMAN ASSOCIATES INVESTMENT MANAGEMENT LLC (MANAGES 20% OF THE PORTFOLIO) During the fiscal year ended June 30, 2001, the total return, net of all fees and expenses, of the AHA Balanced Portfolio was 6.21%, compared to 2.45% for a mix of 60% Lehman Brothers Intermediate Gov/Credit Bond Index ("LB Inter
G/C Index"), 30% S&P 500 Stock Index and 10% 90 Day T-Bills. The gross return for the segment of the Portfolio, managed by Freeman Associates Investment Management LLC. ("Freeman") was -10.31%, compared to the S&P 500 Stock Index, which had a total return of -14.82% for the same period. The principal factors, which affected performance during the fiscal year, are discussed below.

Freeman's investment goal is to outperform the S&P 500 Index by an average of 100-150 basis points over a full market cycle. This year they succeeded in outperforming the S&P 500 index by 4.51%. While it has been a tough market for investors, Freeman's mandate is to be fully invested at all times and they outperformed their benchmark by a wide margin.

The big change that took place in the past fiscal year is the death of the growth equity market. This has been a favorable one for core value equity managers such as Freeman that focus on fundamental variables such as cash flow and earnings and also look at recent price performance as well as changes in analysts' earnings estimates. Change in forecast earnings (CFE) has been a quirky variable this year, as companies' earnings pre-announcement information has frequently already been priced into the market. Thus when Intel, for instance, pre-announced negative earnings estimates, the share price actually rose. Thus this factor, which is normally a statistically reliable element, did not work as well as previously. All other factors have contributed positively to Freeman's performance this year. As usual, tight risk control policies and industry-neutral stance kept returns paralleling those of the benchmark during the course of the year.

AHA BALANCED PORTFOLIO                                    TICKER SYMBOL: AHBPX
------------------------------------------------------------------------------
*Inception date: October 20, 1988                     June 30, 2001 NAV: $9.17


AVERAGE ANNUALIZED TOTAL RETURN
                          BALANCED              S&P 500        LB INTERMEDIATE GOV/CREDIT
                          --------              -------        --------------------------
Last Year                    6.20%              (14.82)%                            11.05%
Last Five Years             12.45%               14.47%                             7.01%
Last Ten Years              12.28%               15.09%                             7.33%
Since Inception*            12.42%                  --                                --

------------------------------------------------------------------------------------------


GROWTH OF $10,000


                 BALANCED PORTFOLIO           S&P 500 STOCK INDEX      LB INTERMEDIATE GOVT. INDEX
                 ------------------           -------------------      ---------------------------
       1988      $           10,000           $            10,000      $                 10,000
       1989      $           10,996           $            11,800      $                 10,842
       1990      $           11,583           $            13,745      $                 11,692
       1991      $           12,350           $            14,762      $                 12,922
       1992      $           14,078           $            16,743      $                 14,623
       1993      $           15,911           $            19,020      $                 16,157
       1994      $           15,957           $            19,290      $                 15,115
       1995      $           18,345           $            24,310      $                 17,787
       1996      $           21,867           $            30,627      $                 18,677
       1997      $           26,947           $            41,250      $                 20,028
       1998      $           31,472           $            53,685      $                 21,735
       1999      $           35,596           $            65,905      $                 22,643
       2000      $           37,015           $            70,675      $                 23,595
       2001      $           39,311           $            60,198      $                 26,203


COMPARISON OF CHANGE IN A $10,000 INVESTMENT IN THE BALANCED
PORTFOLIO, S&P 500 INDEX AND LEHMAN BROTHERS AGGREGATE BOND
INDEX FOR THE YEAR ENDED JUNE 30, 2001.




EQUITY PORTFOLIO DIAGNOSTICS                 BALANCED     S&P 500
Market Capitalization (in billions)          $57.0        $113.4
Total Number of Issues                       150          500
Price/Earnings Ratio                          19.7x         26.4x
Price/Book Ratio                               3.1x          3.9x
Price/Sales Ratio                              1.5x          3.6x
Dividend Yield                                 1.3%          1.3%
EPS Growth-Past 5 Years                       12.3%         17.3%
Sales Growth-Past 5 Years                      9.4%         14.6%
Return on Equity                              19.3%         25.4%



[PIE CHART]


BOND SECTOR ALLOCATION
Mortgage Backed                            62.8%
Corporate                                  16.5%
Cash                                        1.2%
US Treasury                                15.9%
US Govt Agency                              3.6%



[PIE CHART]

EQUITY SECTOR ALLOCATION
Energy                                      7.4%
Health Care                                19.5%
Telecommunication Services                  8.4%
Consumer Staples                            6.9%
Utilities                                   1.1%
Information Technology                     20.2%
Industrials                                 4.6%
Materials                                   1.1%
Consumer Discretionary                      9.9%
Financial Services                         20.9%


SHAREHOLDERS MEETING SUMMARY

ON FEBRUARY 28, 2001, THE SHAREHOLDERS OF THE FUNDS HELD A SPECIAL MEETING. THE SHAREHOLDERS TOOK THE FOLLOWING ACTIONS AT THE MEETING:


----------------------------------------- ----------------------------------------------- -----------------------------------------
                                                       FULL MATURITY FIXED                         LIMITED MATURITY FIXED
                                                         INCOME PORTFOLIO                             INCOME PORTFOLIO
----------------------------------------- ----------------------------------------------- -----------------------------------------
----------------------------------------- --------------- --------------- --------------- -------------- ------------- ------------
Action                                      Votes Cast      Votes Cast     Abstentions/    Votes Cast     Votes Cast   Abstentions/
                                          for the Action   Against the      Broker-Non       for the     Against the    Broker-Non
                                                              Action          Votes          Action         Action        Votes
----------------------------------------- --------------- --------------- --------------- -------------- ------------- ------------
----------------------------------------- --------------- --------------- --------------- -------------- ------------- ------------
To approve a proposed corporate            3,794,903.834         0               0         5,106,526.513       0             0
management agreement between the Fund
and CCM Advisors, LLC.
----------------------------------------- --------------- --------------- --------------- -------------- ------------- ------------
                                          --------------- --------------- --------------- -------------- ------------- ------------
To approve proposed changes to the
fundamental investment restrictions of
the investment portfolios of the Fund
(the "Portfolios") to permit each
Portfolio to pursue its investment
objective by investing all of its
investable assets in another open-end
investment company that has the same
investment objective and                   3,794,903.834         0               0         5,106,526.513       0             0
substantially the same investment
policies and restrictions as a Portfolio
and to approve a Plan of Contribution to
implement the new structure.
----------------------------------------- --------------- --------------- --------------- -------------- ------------- ------------
----------------------------------------- --------------- --------------- --------------- -------------- ------------- ------------
To approve certain other proposed
changes to the fundamental investment
restrictions of the Portfolios.            3,794,903.834         0               0         4,973,756.824  132.769.689        0
----------------------------------------- --------------- --------------- --------------- -------------- ------------- ------------




---------------------------------------- ----------------------------------------------- -----------------------------------------
                                                  DIVERSIFIED EQUITY PORTFOLIO                      BALANCED PORTFOLIO
---------------------------------------- ----------------------------------------------- -----------------------------------------
---------------------------------------- --------------- --------------- --------------- -------------- ------------- ------------
Action                                     Votes Cast      Votes Cast     Abstentions/    Votes Cast     Votes Cast   Abstentions/
                                         for the Action   Against the      Broker-Non       for the     Against the    Broker-Non
                                                             Action          Votes          Action         Action        Votes
---------------------------------------- --------------- --------------- --------------- -------------- ------------- ------------
---------------------------------------- --------------- --------------- --------------- -------------- ------------- ------------
To approve a proposed corporate           5,603,368.506         0           68,057.107    2,565,874.852       0             0
management agreement between the Fund
and CCM Advisors, LLC.
---------------------------------------- --------------- --------------- --------------- -------------- ------------- ------------
                                         --------------- --------------- --------------- -------------- ------------- ------------
To approve proposed changes to the
fundamental investment restrictions
of the investment portfolios of the
Fund (the "Portfolios") to permit each
Portfolio to pursue its investment
objective by investing all of its
investable assets in another open-end
investment company that has the same
investment objective and substantially    5,603,368.506         0               0         2,565,874.852       0             0
the same investment policies and
restrictions as a Portfolio and to
approve a Plan of Contribution to
implement the new structure.*
---------------------------------------- --------------- --------------- --------------- -------------- ------------- ------------
---------------------------------------- --------------- --------------- --------------- -------------- ------------- ------------
To approve certain other proposed         5,603,368.506         0               0         2,565,874.852       0             0
changes to the fundamental investment
restrictions of the Portfolios.
---------------------------------------- --------------- --------------- --------------- -------------- ------------- ------------



--------------------------------------

* The shareholders voted separately for each fundamental investment restriction. The above amount represents an average of votes cast for each separate fundamental investment restriction.


--------------------------------------------- -----------------------------------------------------
                                                                   ALL FUNDS
--------------------------------------------- -----------------------------------------------------
Action                                         Votes Cast for     Votes Cast       Abstentions/
                                                 the Action       Against the    Broker-Non Votes
                                                                    Action
--------------------------------------------- ------------------ -------------- -------------------
To elect the following directors:
                                              ------------------ -------------- -------------------
                            Anthony J. Burke   16,974,074.696          0           119,656.116
                                              ------------------ -------------- -------------------
                             Frank A. Ehmann   16,974,074.696          0           119,656.116
                                              ------------------ -------------- -------------------
                          Richard John Evans   16,974,074.696          0           119,656.116
                                              ------------------ -------------- -------------------
                          Douglas D. Peabody   16,974,074.696          0           119,656.116
                                              ------------------ -------------- -------------------
                            John D. Oliverio   16,974,074.696          0           119,656.116
                                              ------------------ -------------- -------------------
                          Timothy G. Solberg   16,974,074.696          0           119,656.116
                                              ------------------ -------------- -------------------
                            Thomas J. Tucker   16,974,074.696          0           119,656.116
                                              ------------------ -------------- -------------------
                               John L. Yoder   16,974,074.696          0           119,656.116
--------------------------------------------- ------------------ -------------- -------------------
To ratify or reject the selection of Arthur
Andersen LLP as the Fund's independent         17,093,730.812          0                0
public accountants for the fiscal year
ending June 30, 2001.
--------------------------------------------- ------------------ -------------- -------------------
